File Numbers 333-109853
811-4585

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
☐
Post-Effective Amendment No. 27
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And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 158
☒

Minnesota Life Variable Life Account
(formerly Minnesota Mutual Variable Life Account)
(Exact Name of Registrant)

Minnesota Life Insurance Company
(formerly The Minnesota Mutual Life Insurance Company)
(Depositor)

400 Robert Street North, St. Paul, Minnesota 55101-2098
(Depositor’s Principal Executive Offices)
1-651-665-3500
(Depositor’s Telephone Number, including Area Code)

Renee D. Montz, Esq.
Senior Vice President, Secretary and General Counsel

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐
immediately upon filing pursuant to paragraph (b) of Rule 485
☒
on May 1, 2023 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐
on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Variable Adjustable Life Insurance Policies

Prospectus
Minnesota Life Insurance Company
Minnesota Life Variable Life Account
Variable Adjustable Life Summit Insurance Policy
This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company (“Minnesota Life”). The Policy may be adjusted, within described limits, as to face amount, Premium amount and the plan of insurance. This Policy is no longer available for issue after December 31, 2013.
Variable Adjustable Life Policy Values may be invested in Our separate account called the Minnesota Life Variable Life Account (“Variable Life Account”). Policy Values may also be invested in a general account option. The Actual Cash Value of each Policy will vary with the investment experience of these options.
You should consider the Policy in conjunction with other insurance You own. Replacing Your existing life insurance with this Policy may not be to Your advantage. In addition, it may not be to Your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult Your registered representative or financial professional.
Notice of Your Right to Examine This Policy.
It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or our agent within 30 days after you receive it. If you return the Policy, you will receive a full refund of any premiums within 7 days of the date we receive your notice of cancellation.

Please note that the Policy and the Portfolios:
•
are not guaranteed to achieve their goals;
•
are not federally insured;
•
are not endorsed by any bank or government agency; and
•
are subject to risks, including loss of the amount invested.
This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.
The policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance, has been prepared by the staff at the SEC and is available at www.Investor.gov.
Minnesota Life
400 Robert Street North • St. Paul, Minnesota 55101-2098
Ph 651/665-3500 • http:/www.securian.com

Dated: May 1, 2023

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Key Information
Important Information You Should Consider About the Policy
	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals
If You surrender your Policy during the first ten Policy Years or during the first ten years following an increase in Policy
Premium or Face Amount, We will assess a Surrender Charge,
which may significantly reduce the Surrender Value. Because
Policy Issue Charges can be higher for Policies with greater Face
Amounts, the Surrender Charge, both as a dollar amount and as a percentage of the Policy’s Face Amount, may increase for
Policies with higher Face Amounts.
Fee Tables

For example, if You surrender Your Policy within the first 10
Policy Years or during the first 10 years following an increase in
Face Amount, You could pay a Surrender Charge of up to $5,840 based on a $100,000 Face Amount, representing a charge of
5.84% of the Policy’s Face Amount.

Transaction Charges	We may assess the following transaction charges:			Policy Transaction Charges
•A Premium Tax Charge of 5.75% of Premium.
•If You elect to make a Policy adjustment, We may assess a Policy Adjustment Transaction Charge which is currently $25 per transaction;
•If You elect to take a partial surrender, We may assess a Partial Surrender Transaction Charge, which is the lesser of 2% of the surrendered amount (or $25);

•If You transfer Actual Cash Value among the Sub-Accounts,
the Guaranteed Interest Account and the Fixed Index
Accounts, We may assess a Transfer Charge which will not
exceed $25 (current charge is $10).

Ongoing Charges and Expenses (annual charges)
•The Policy is subject to certain ongoing charges and expenses, including the Monthly Policy Charge, the Policy Issue Charge,
the Cost of Insurance Charge, the Cash Extra Charge, the
Mortality and Expense Risk Charge, the Loan Interest Charge,
and charges for any Agreements you elect. These charges and
fees are based on the characteristics of the insured.
Fee Tables
•You should refer to Your Policy data pages for rates that are applicable to Your Policy.

The table shows the minimum and maximum expenses (as a
percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. More details
concerning each Portfolio’s fees and expenses are contained in
Appendix A.

	Annual Fee Portfolio Operating Expenses	Minimum 0.44%	Maximum 1.47%

	Risks	Location in Prospectus
Risk of Loss	You have the risk that You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy

	Risks	Location in Prospectus
Not a Short-Term Investment
The Policy is not a short-term investment and may not be
appropriate for Policy Owners who need ready access to cash.
The Policy combines both life insurance protection and the
potential for the accumulation of cash values; however, it
contains costs, such as cost of insurance, surrender charges, and other expenses that, in the short term, may reduce the amount of Actual Cash Value available to the Policy Owner.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
The Policy's Actual Cash Value, to the extent invested in a
Sub-Account, is subject to the risk of poor investment
performance and can vary with the positive or negative
investment experience of the corresponding Portfolio. Each
investment option, including any of the Variable Life Account
Sub-Accounts, or the Guaranteed Interest Account will each
have its own unique risks. The Policy Owner should review
these investment options before making an investment in the
Policy.
Principal Risks of Investing in the Policy
Insurance Company Risks
Guarantees provided by Minnesota Life as to the benefits
promised in the contract, such as payment of the Death Benefit, are subject to the claims paying ability of Minnesota Life and are subject to the risk that Minnesota Life may default on its
obligations under those guarantees. The Guaranteed Interest
Account is part of Our General Account. Our General Account
consists of all assets owned by Us other than those in the
Variable Life Account and any other separate accounts which
We may establish. Investors look to the financial strength of
Minnesota Life for its insurance guarantees. Information about
Minnesota Life, and its financial strength ratings, are available upon request. You may call Us at 1-844-208-2412 for additional information or visit Our website at www.securian.com/about-
us/ratings.
Principal Risks of Investing in the Policy
Contract Lapse
There is the risk that the Policy may terminate. If Your Policy terminates, no Death Benefit will be paid if the insured dies and all the Agreements added to the Policy will also terminate. As described in the “Lapse and Reinstatement” section of this
prospectus, the Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no Actual Cash
Value when there is a Policy loan. You may reinstate a
terminated Policy, subject to certain conditions, which include, providing evidence of insurability satisfactory to Us and
payment of Premiums or repayment of Policy loans. Policy loans may increase the risk that the Policy will terminate. If a Policy terminates with an outstanding Policy loan, there may be
significant adverse tax consequences to the Owner.
Lapse and Reinstatement

	Restrictions	Location in Prospectus
Investments
•We reserve the right to limit transfers to and from the
Guaranteed Interest Account to one transfer per Policy Year.
We also reserve the right to restrict the dollar amount of any transfer to or from the Guaranteed Interest Account.
Transfers
•We reserve the right to require that the amount transferred to or from a Sub-Account, Fixed Indexed Account Segments, or the Guaranteed Interest Account be at least $250.
•We reserve the right to remove a Sub-Account or substitute another mutual fund or Portfolio for a Sub-Account.

	Taxes	Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Full and Partial Surrenders could be subject to
ordinary income tax, and, if Your Policy is a Modified
Endowment Contract (“MEC”), partial surrenders and loans
could be subject to tax penalties.
Taxes (Tax Treatment of Policy Benefits)

	Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
We pay broker-dealers that sell Our Policies a commission that is based upon the Premium You pay for the Policy. The
broker-dealers, in turn, pay their registered representatives all or a portion of that commission for the sale. We may also pay
broker-dealers additional amounts in the form of revenue
sharing and marketing allowances for the sale of Our Policies.
Policy Charges (Compensation Paid for the Sale of Policies)
These broker-dealers and their registered representatives may have a financial incentive to offer or recommend the Policy over another investment.
Exchanges
Some registered representatives may have a financial incentive to offer You a new Policy in place of the one You may already own. You should only exchange Your existing Policy if You
determine, after comparing the features, fees, and risks of both policies, that it is preferable for You to purchase the new Policy rather than continue Your existing policy.
General Description of the Policy (1035 Exchanges or Replacements)

Overview of the Policy
Purpose
This prospectus describes a variable adjustable life insurance policy (“VAL Summit”). The Policy may also be appropriate for persons seeking the potential for the accumulation of cash values over a long-term investment horizon in addition to life insurance protection; however, it may be unsuitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
The Policy allows for the growth of Actual Cash Value, while life insurance coverage remains in force, and requires the payment of a level, scheduled Premium. The amount of the level, scheduled Premium will depend on the Policy’s face amount, the death benefit option, the insured’s age at issue, gender, risk classification and any additional benefit agreements chosen. You may also make Premium payments in addition to the scheduled Premiums; those Premium payments are call Nonrepeating Premium. We will bill You annually, semi-annually or quarterly for both scheduled and Nonrepeating Premiums. We reserve the right to require evidence of insurability satisfactory to Us for any Premium payment that would result in an immediate increase in the Net Amount at Risk under the Policy. Unless You have specified otherwise in writing, We will not accept a Premium payment to the extent that it would cause Your Policy to fail the life insurance qualification test or become a modified endowment contract. See “Policy Premiums” for more information regarding Premium payments.
Your Net Premiums will become part of the Policy’ Actual Cash Value. The Actual Cash Value of the Policy may be invested in the Sub-Accounts of the Variable Account. In turn, each Sub-Account invests exclusively in a corresponding Portfolio of a Fund. Thus, Your Actual Cash Value, to the extent invested in a Sub-Account, will vary with the positive or negative investment experience of the corresponding Portfolio.
If You seek a fixed return on Your Actual Cash Value, You can allocate Net Premiums and Actual Cash Value to the Guaranteed Interest Account, which credits a fixed rate of interest and is part of Minnesota Life’s General Account.
Additional information about the Variable Account Sub-Accounts is provided in Appendix A to this Prospectus, “Portfolio Companies Available Under the Contract.”
If You do not pay a sufficient amount of Premiums into the Policy, the Policy may lapse, causing Your rights and benefits under the Policy to terminate.
Policy Features
The Policy provides two Death Benefit options: the Cash Option and the Protection Option. Under the Cash Option, the Death Benefit is the Face Amount of the Policy. If the Cash Option is in effect, the Death Benefit payable will generally not be affected by either the negative or positive investment performance of the investment options.
Under the Protection Option, the Death Benefit equals the Face Amount of the Policy plus the Actual Cash Value at the time of death of the insured. If the Protection Option is in effect, the Death Benefit payable will reflect the investment performance of the investment options in which Actual Cash Value has been invested.

You may surrender the Policy at any time or make a partial surrender of the Actual Cash Value at any time. The maximum partial surrender that You may make at any time is equal to the Actual Cash Value less any outstanding policy loan and accrued interest. The minimum partial surrender that You may make is $500. You may also borrow an amount up to 90% of Your Actual Cash Value less any applicable Surrender Charge as a policy loan. A policy loan may have tax consequences.
There are 9 Agreements that provide supplemental insurance benefits under the Policy. Please consult Your financial professional for availability of all Agreements in Your state.
Agreement	Availability
Waiver of Premium Agreement	Not available
Inflation Agreement	Not available
Face Amount Increase Agreement	Not available
Business Continuation Agreement	Not available
Family Term Rider	Not available
Exchange of Insureds Agreement*	Not available
Accelerated Benefits Agreement*	Not available
Enhanced Guarantee Agreement *	Not available
Enhanced Guarantee Choice Agreement*	Not available
*
There is no charge for the Exchange of Insureds Agreement, the Accelerated Benefits Agreement, the Enhanced Guarantee Agreement, or the Enhanced Guarantee Choice Agreement.
Fee Tables
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The charges may not be representative of the charges You will pay. Your Policy’s data pages indicate the charges applicable to Your Policy. More information about Your charges is available upon request by contacting Us at the telephone number or address listed on the cover page of this prospectus.
Transaction Fees
This table describes the fees and expenses that are payable at the time that You buy the Policy, pay Premiums, surrender the Policy, change the Policy or make transfers between the investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge(1)	Upon Premium payment, expressed as a percentage of Premium payment	5.75 percent of Premium in all years	5.75 percent on Base Premiums and 3 percent on Non-Repeating Premiums
Policy Adjustment Transaction Charge(2)	At Policy adjustment for changes in Premium, face amount, plan of insurance, and death benefit option	$25	$25

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Partial Surrender Transaction Charge	At partial surrender	Lesser of $25 or 2 percent of partial surrender amount	Lesser of $25 or 2 percent of partial surrender amount
Transfer Transaction Charge	At transfer of cash values	$25	$0
Surrender Charge	At Policy surrender or termination	The sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period(3)	The sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period(3)
Maximum Surrender Charge
On a Policy with a
$100,000 face amount,
if You surrender the
Policy within the first
10 Policy Years or
during the first 10
years following an
increase in Face
Amount, You could
pay a Surrender
Charge of up to
$5,840, representing a
charge of 5.84 percent
of the Policy’s face
amount.

On a Policy with a
$100,000 face amount,
if You surrender the
Policy within the first
10 Policy Years or
during the first 10
years following an
increase in Face
Amount, You could
pay a Surrender
Charge of up to
$5,840, representing a
charge of 5.84 percent
of the Policy’s face
amount.

(1)
The Premium charge applies to Base Premiums and Non-Repeating Premiums. It does not apply to Premiums for additional benefits. See “Supplemental Agreements.” Non-Repeating Premiums are Premiums paid in addition to planned Premiums.
(2)
See “Policy Changes.”
(3)
The Policy Issue Charge is assessed during the first ten years after Policy issue or Policy adjustment involving an increase in Premium or net amount at risk. See Periodic Charges table below. If the Policy is terminated or surrendered during that ten year period, We will assess a Surrender Charge. The maximum Surrender Charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value.
Periodic Charges Other Than Investment Option Operating Expenses
The next tables describe the fees and expenses that You will pay periodically during the time that You own the Policy, not including fees and expenses of the variable investment options.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly, expressed as an amount of face amount	$12 plus $0.0125 per $1,000 of face amount	$5 plus $0.0125 per $1,000 of face amount
Policy Issue Charge(1)
Maximum Charge	Monthly, expressed as an amount of face amount	$146.35 per $1,000	$146.35 per $1,000

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Minimum Charge	Monthly, expressed as an amount of face amount	$0.46 per $1,000	$0.46 per $1,000
Charge for a representative male, nonsmoker, standard risk, age 45	Monthly, expressed as an amount of face amount	$2.44 per $1,000	$2.44 per $1,000
Cost of Insurance Charge(3)
Maximum Charge	Monthly, expressed as an amount of net amount at risk	$83.33 per $1,000(2)	$83.33 per $1,000(2)
Minimum Charge	Monthly, expressed as an amount of net amount at risk	$0.01 per $1,000(2)	$0.01 per $1,000(2)
Charge for a representative male, nonsmoker, preferred select risk, age 45	Monthly, expressed as an amount of net amount at risk	$0.07 per $1,000(2)	$0.07 per $1,000(2)
Cash Extra Charge(3)
Maximum Charge	Monthly, expressed as an amount of net amount at risk	$76 per $1,000	$76 per $1,000
Minimum Charge	Monthly, expressed as an amount of net amount at risk	$0.00 per $1,000	$0.00 per $1,000
Charge for a representative male, nonsmoker, preferred select risk, age 45	Monthly, expressed as an amount of net amount at risk	$0.01 per $1,000	$0.01 per $1,000
Mortality and Expense Risk Charge	Daily, expressed as an annual rate of average daily net assets of the Variable Life Amount	0.50 percent	0.50 percent
Loan Interest Charge(4)	Annually and upon policy adjustment	Loan interest accrues daily at an annual rate of 5 percent of loan amount	Loan interest accrues daily at an annual rate of 5 percent of loan amount
(1)
A Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in Premium or in the net amount at risk. The charge varies by the age and underwriting class of the insured.
(2)
Net amount at risk is defined as death benefit minus Policy Value.
(3)
The charge varies by the age and underwriting class of the insured.

(4)
See “Policy Loans.”
Charge for Agreement	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Waiver of Premium Agreement(1)
Maximum Charge	Upon Premium payment, expressed as an amount of face amount	$11.24 per $1,000 annually	$11.24 per $1,000 annually
Minimum Charge	Upon Premium payment, expressed as an amount of face amount	$0.12 per $1,000 annually	$0.12 per $1,000 annually
Charge for representative male, nonsmoker, age 30	Upon Premium payment, expressed as an amount of face amount	$0.30 per $1,000 annually	$0.30 per $1,000 annually
Inflation Agreement	Annually	$8 annually	$8 annually
Face Amount Increase Agreement(1)
Maximum Charge	Upon Premium payment, expressed as an amount of agreement coverage	$2.29 per $1,000	$2.29 per $1,000
Minimum Charge	Upon Premium payment, expressed as an amount of agreement coverage	$0.65 per $1,000	$0.65 per $1,000
Charge for a representative male, age 7	Upon Premium payment, expressed as an amount of agreement coverage	$0.87 per $1,000	$0.87 per $1,000
Business Continuation Agreement(2)
Maximum Charge	Upon Premium payment, expressed as an amount of agreement coverage	$35.04 per $1,000	$35.04 per $1,000
Minimum Charge	Upon Premium payment, expressed as an amount of agreement coverage	$0.10 per $1,000	$0.10 per $1,000
Charge for a representative female and male, both nonsmokers, age 40	Upon Premium payment, expressed as an amount of agreement coverage	$0.10 per $1,000	$0.10 per $1,000
Family Term Agreement	Upon Premium payment, expressed as an amount of agreement coverage	$5 per $1,000	$5 per $1,000
(1)
The charge varies by the age of the insured.
(2)
The charge varies by the ages and underwriting classes for particular insureds.

Total Annual Operating Expenses of the Funds(1)(2)
The next table describes the total annual portfolio operating expenses that You will pay while You own the Policy. The table shows the minimum and maximum expenses (as a percentage of Portfolio assets) charged by any of the Portfolios for the fiscal year ended December 31, 2022. A complete list of Portfolio Companies available under the Policy, including their annual expenses, may be found at the back of this document.
Charge	Minimum	Maximum
Total Annual Portfolio Operating Expenses	0.44%	1.47%
(1)
The Total Annual Portfolio Operating Expenses include the investment management fee, distribution (12b-1) fee and other expenses for the Funds.
(2)
The minimum and maximum Total Annual Portfolio Operating Expense figures in the above table do not reflect the effect of any fee waiver or expense reimbursement arrangement.
Principal Risks of Investing in the Policy
There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, You bear the risk that adverse investment performance may depreciate Your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the Policy. See “Actual Cash Value.”
There is a risk that a Policy will terminate. This will occur if there is insufficient Actual Cash Value to cover policy charges, or if there is no Actual Cash Value when there is a policy loan. Policy loans may increase the risk that the Policy will terminate. If a Policy with a substantial loan terminates, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See “Policy Premiums.”
You may fully surrender the Policy. In some situations there will be a Surrender Charge. Surrendering Your Policy may have significant tax consequences.
You may make a partial surrender of the Actual Cash Values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See “Federal Tax Status.”
There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard Premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary’s gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract (“MEC”). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts You receive, such as cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See “Federal Tax Status.”
The guaranteed interest account is part of Our General Account, which consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.
The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying Funds. Depending upon the timing of withdrawals, owners could lose all or part of their Premium payments.
General Description of Registrant, Depositor, and Portfolio Companies
Minnesota Life Insurance Company
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company” (“Minnesota Life”). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.,” which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company,” which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.
Variable Life Account
On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a “separate account” under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our General Account and of any other separate account which We may have established or may later establish.
The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.
The Funds
The name of each of the Portfolios, fund type and investment objectives, the investment adviser and/or sub-adviser, current expenses and performance information may be found in Appendix A. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio’s investment techniques and risks associated with its investments. You may elect to receive shareholder reports and other communications from Us electronically by calling Our customer service line at 1-844-208-2412. You should carefully read the prospectuses for the Portfolios before investing in the Policy.
Voting Rights
We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with Your instructions. If, however, the 1940 Act or any regulation thereunder should change and We determine that it is permissible to vote the Fund shares in Our own right, We may elect to do so. The number of votes as to which You have the right to instruct will be determined by dividing Your Policy’s Actual Cash Value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which You have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from Policy Owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of Policy Owners could determine the outcome of a proposal subject to shareholder vote. Each Policy Owner having a voting interest will receive proxy material, reports and other material relating to the Funds.
We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, We may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if We reasonably disapprove of such changes. A change would be disapproved only
•
if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of Policy Owners; or

•
if We determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by Us or any of Our affiliates which have similar investment objectives.
In the event that We disregard voting instructions, a summary of that action and the reason for such action will be included in Your next semi-annual report.
Charges
Policy Charges
Premium Charges.  From base and non-repeating Premiums, We deduct a Premium charge not to exceed 5.75 percent of each Premium. Non-repeating Premiums are currently subject to a Premium charge of 3 percent. See “Policy Premiums” and the “Transaction Fees Table” under “Fee Tables.” This charge is designed to cover sales commissions in early Policy Years and other charges related to Premiums in later Policy Years, such as administrative expenses and taxes.
Actual Cash Value Charges.  We assess against Your Actual Cash Value (1) a monthly policy charge, (2) a policy issue charge, (3) a cost of insurance charge, (4) a cash extra charge, (5) certain transaction charges, and (6) a surrender charge.
(1)
The monthly policy charge will not exceed $12.00 plus $0.0125 per $1,000 of face amount. This charge is to cover certain administrative expenses, including those attributable to the records We create and maintain for Your Policy.
(2)
The policy issue charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. This charge is to recover the expense of issuing, underwriting and distributing the Policy.
(3)
The cost of insurance charge is calculated by multiplying the net amount at risk under Your Policy by a rate which varies with the insured’s age, gender and risk class. We occasionally review the adequacy of Our cost of insurance rates and may adjust those charges prospectively depending upon Our expectations about Our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. See “Supplemental Agreements.” The net amount at risk varies with investment performance, payment of Premiums and policy charges. The rate will not exceed the rate shown in the Maximum Monthly Cost of Insurance Rates table on page 1 of the Policy. This charge compensates Us for providing the death benefit under this Policy.
(4)
The cash extra charge is a monthly charge which compensates Us for providing the death benefit when certain mortality risks exceed the standard. If there is one, the cash extra charge will be shown on page 1 of Your Policy.
(5)
Transaction Charges:
(a)
A policy adjustment transaction charge of $25 is charged at every policy adjustment. This charge is for expenses associated with processing a policy adjustment. See “Policy Adjustments.” If an adjustment results in an increase in Base Premium, face amount or net amount at risk, there will also be a new policy issue charge. See “Actual Cash Value Charges” above.

(b)
A partial surrender transaction charge of the lesser of $25 or 2 percent of the amount of the partial surrender is charged at a partial surrender. This charge is for expenses associated with processing a partial surrender.
(c)
A transfer transaction charge of no more that $25 is charged for each transfer of Actual Cash Value among the guaranteed interest account and the sub-accounts of the separate account. This charge is for expenses associated with processing a transfer. Currently, no transfer transaction charge is assessed.
(6)
A surrender charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in Base Premium or net amount at risk. The maximum surrender charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value. This charge is to recover any policy issue charges that have not yet been assessed.
We assess the monthly policy charge, policy issue charge, cost of insurance charge and cash extra charge against Your Actual Cash Value monthly on the monthly policy anniversary and on the occurrence of the death of the insured, policy surrender, or policy termination. Transaction charges for a policy adjustment, a partial surrender or a transfer are assessed against Your Actual Cash Value at the time of a policy adjustment, a partial surrender or a transfer. Transaction charges for a transfer are assessed against the amount transferred. A surrender charge is assessed against Actual Cash Value when the policy is surrendered or terminates.
Ordinarily, We assess charges against Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if You instruct Us in writing, We will assess the monthly policy charge, the policy issue charge, the cost of insurance charge and the cash extra charge against the guaranteed interest account or the sub-account(s) that You specify. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will assess all monthly charges on a pro-rata basis.
Separate Account Charges.  We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates Us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover Our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each Valuation Date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.
Charges for Additional Benefits.  We assess monthly charges for supplemental insurance benefits You add to your Policy by Agreement. Charges for the Agreements are described in the “Periodic Charges Other Than Investment Option Operating Expenses” table in the “Fee Tables” section of this prospectus.
Compensation Paid for the Sale of the Policies
Securian Financial Services, Inc. (“Securian Financial”), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by

Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.
Payments to Registered Representatives of Securian Financial.  Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross Premium in the first Policy Year; up to 8.4 percent of the gross Premium in Policy Years two through ten; up to 1.6 percent in Policy Years thereafter; and 0 percent of non-repeating Premiums. The commission will apply to the portion of the annual Base Premium necessary for an original issue whole life plan of insurance under the Cash Option. On Premiums received in excess of that amount We will pay commissions up to 4.9 percent in Policy Years one through ten and up to 1.6 percent thereafter.
In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, We and Securian Financial will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by Us or Our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by Us and Our affiliates. Such credits also cover the registered representatives’ transportation, hotel accommodations, meals, registration fees and the like. We will also pay qualifying Securian Financial registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with Us. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, insurance benefits, and other benefits based on their contract with Us.
We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.
Payments to Broker-Dealers.  We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that We pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that We pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.
All of the compensation described here, and other compensation or benefits provided by Minnesota Life or Our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence Your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask Your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

Portfolio Company Charges
Portfolio company charges and expenses are paid out of the assets of the Portfolio Companies and are described in the prospectuses for those companies.
Payments Made by Underlying Mutual Funds
We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual Funds by providing increased distribution of the shares of such Funds. The underlying mutual Funds, or their investment advisers or principal underwriters, may pay Us (or Our affiliates) a fee for the purpose of reimbursing Us for the costs of certain distribution or operational services that We provide and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund’s 12b-1 plan, under which the payments are deducted from the Fund’s assets and described in the fee table included in the Fund’s prospectus. 12b-1 payments from underlying Funds are 0.25 percent of Fund assets held in the Variable Life Account.
In addition, payments may be made pursuant to service/administration agreements between Us (or Our affiliates) and the underlying mutual fund’s investment adviser (or Our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Us or Our affiliates for such things as Our aggregation of all Policy Owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account’s omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund’s investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Us. Service and administrative payments received by Us or Our affiliates range in amount from 0 percent to 0.35 percent of Fund assets held in the Variable Life Account.
We took into consideration anticipated payments from underlying mutual Funds and their investment advisers (or the advisers’ affiliates) when We determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual Funds offered in the Policy currently pay 12b-1 fees to Us, and some but not all of such Funds’ investment advisers (or the advisers’ affiliates) currently pay service or administrative fees to Us. We also took these payments into consideration when We determined the amount of any asset credit that We pay. See “Actual Cash Value - Discussion of Asset Credit.”
We consider profitability when determining the charges in the Policy. In early Policy Years, We do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy Years. In general, Our profit will be greater the longer a Policy is held and the greater a Policy’s investment return.

General Description of the Policy
Adjustable Life Insurance
This Policy is similar to Our conventional life insurance product known as “adjustable life.” This Policy, like conventional adjustable life insurance, permits You to determine the amount of life insurance protection You need and the amount of money You plan to pay. Based on Your selection of the Premium, face amount and death benefit option, We will calculate the guaranteed plan of insurance.
Generally speaking, as long as Premiums are paid as planned, a plan of insurance refers to the period during which insurance is guaranteed and the period during which You have planned to pay Premiums. In defining the guaranteed plan of insurance, We use certain assumptions for mortality, expenses and investment returns. The tabular value represents what the Policy Value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows You the flexibility to customize a Policy to meet Your needs.
Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and Premium. In addition, adjustable life is designed to adapt to Your changing needs and objectives by allowing You to change Your Policy after issue. You may adjust the face amount and Premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.
Flexibility.  Subject to certain minimums, maximums and Our underwriting standards, You may choose any level of Premium or death benefit that You wish. This flexibility results in a broad range of plans of insurance.
Whole life plans of insurance provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.
Protection plans of insurance provide life insurance in an amount at least equal to the face amount for a specified period, with Premiums payable for the same specified period.
The larger the Premium You pay, the larger the Policy Values You may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest Premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully Paid-Up Policy after the payment of ten annual Base Premium payments. A Policy becomes Paid Up when its Policy Value is such that no further Premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.
Examples of whole life plans include Policies which become Paid Up upon the payment of a designated number of annual Premiums, such as ten pay life or twenty pay life. If You select a Premium level for a specific face amount which would cause the Policy to become Paid Up at other than a policy anniversary, You will be required to pay Premiums until the policy anniversary immediately following the date the Policy is scheduled to become Paid Up.
Your Policy may contain the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement which provides for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program (AAP). For whole life plans of insurance, an improved guaranteed plan of insurance means that Premiums are required for a shorter period of time; for protection plans of insurance, an improved guaranteed plan of insurance means that the specified period of coverage will be longer. For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer.
The lowest annual Base Premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest Premium You may choose for any specific amount of life insurance protection is a Premium which will provide a death benefit for a period of ten years from the policy date.
The minimum initial face amount on a Policy is $25,000.
Policy Adjustments
Adjustable life insurance policies allow You to change the Premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, You can at any time change the face amount, the death benefit option or Your Premium. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change You request, the Premium paying period or the guaranteed period of coverage may be lengthened or shortened.
Changes in Premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy’s cash value, an adjustment so that there are no further Base Premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. All adjustments may be made singly or in combination with one another.
If You add or remove the Enhanced Guarantee Agreement, We will adjust the policy. The face amount and Premium of the policy will remain unchanged, but the resulting plan of insurance may be different as a result of the policy adjustment. If Your policy has the Enhanced Guarantee Choice Agreement, We will adjust the policy if You change Your AAP.
When a Policy is adjusted, We compute the new plan of insurance, face amount or Premium amount. If Your Policy has the Cash Option and a partial surrender of Actual Cash Value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust Your Policy so that the Base Premium is zero. An adjustment providing for no further Base Premium is also referred to as a “stop Premium” mode and is described under the caption “Non-Payment of Premiums and Termination” under “Policy Premiums.” Certain adjustments may cause a Policy to become a modified endowment contract. See “Federal Tax Status” for a description of the federal tax treatment of modified endowment contracts.
In computing a new plan of insurance as a result of an adjustment, We will make the calculation on the basis of the higher of the Policy’s “tabular value” or 75 percent of the Policy’s “Policy Value” at the time of the change. The “Policy Value” is the Actual Cash Value of the Policy plus the amount of any policy loan, while the “tabular value” is the value underlying the guaranteed plan of insurance. If 75 percent of the Policy Value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the Policy Value is less than the tabular value, using the tabular value ensures that the Policy’s guarantee of a minimum death benefit is not impaired by the adjustment.

Any adjustment will result in a redetermination of a Policy’s tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the Policy Value or the tabular value prior to that adjustment, plus any Nonrepeating Premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment. For any policy adjustment on a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will calculate a new plan of insurance on the basis of the greater of the tabular value or 80 percent of the Policy Value. After the adjustment, the new tabular value will equal the greater of 80 percent of the Policy Value or the old tabular value.
On adjustment, You may request a new Policy face amount. In the absence of Your instructions, We will calculate the face amount after adjustment depending on the Policy’s death benefit option and the type of adjustment. If the Policy has the Cash Option, We will reduce the face amount by the amount of any partial surrender. With the Protection Option, We will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.
All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in Your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, Premium, plan of insurance and Attained Age.
Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process Your application for adjustment only within 30 days of the effective date of the change, and any adjustment will be effective on the date that it is approved by Us and recorded at Our home office.
Restrictions on Adjustments.  An adjustment must satisfy certain limitations on Premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.
(1)
Any adjustment for a change of Premium must result in a change of the annual Premium of at least $100. Currently, We will waive this limitation for changes in Premium which are the result of a face amount change under the Inflation Agreement.
(2)
Any Policy adjustment, other than a change to a stop Premium, must result in a Policy with an annual Base Premium of at least $300.
(3)
Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.
(4)
An adjustment may not result in more than a Paid-Up whole life plan for the current face amount.
(5)
Any adjustment involving an increase in Premium may not result in a whole life plan of insurance requiring the payment of Premiums for less than ten years.
(6)
After an adjustment involving an increase in Premium or net amount of risk, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment.

(7)
An adjustment to stop Premium requires that a Policy have an Actual Cash Value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary, unless the next anniversary is less than four months following the adjustment date. In that case there must be sufficient Actual Cash Value to keep the Policy in force until the second anniversary following the adjustment date.
(8)
After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the anniversary at or following four months from the date of adjustment; (b) ten years from the policy date; or (c) the anniversary at or following ten years from the last adjustment that resulted in an increase in either the Base Premium or net amount at risk.
Proof of Insurability.  We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay Premiums on any benefits and riders, We require proof of insurability for partial surrenders where, at the request of the Policy Owner, no reduction is made in the Policy’s death benefit. Decreases in face amount or Premium and increases in Premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a Nonrepeating Premium is paid if the death benefit of Your Policy increases as a result of the payment of a Nonrepeating Premium.
We may also require evidence of insurability to change underwriting classification or to add additional benefits.
Charges in Connection with Policy Adjustments.  In connection with a policy adjustment, We will make a $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in Premium or net amount at risk, We will assess a policy issue charge for an adjustment. See “Policy Charges.”
The chart below illustrates the effect of certain policy adjustments:
Adjustment	Effect
Decrease the face amount and keep Premiums the same	The guaranteed period of coverage will generally be longer
OR	OR
Keep the face amount the same and increase Premiums	The Premium paying period will generally be shorter
OR
Keep the face amount and Premiums the same, and switch from the Protection Option to the Cash Option
Increase the face amount and keep Premiums the same	The guaranteed period of coverage will generally be shorter
OR	OR
Keep the face amount the same and decrease Premiums	The Premium payment period will generally be longer
OR
Keep the face amount and Premiums the same, and switch from the Cash Option to the Protection Option

Applications and Policy Issue
This Policy is no longer issued after December 31, 2013. The following discussion is a summary of Our procedures for issuing the Policy and is provided for the Policyowner’s reference. Persons wishing to purchase a Policy must send a completed application to Us at Our home office. The minimum face amount We will issue on a Policy is $25,000 and We require an annual Base Premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan of insurance which has a level face amount for a period of ten years. The Policy must be issued on an insured no more than age 90. Before issuing any Policy, We require evidence of insurability satisfactory to Us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable Premium rates, while a higher Premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to Our underwriting rules and We reserve the right to reject an application for any reason.
If We accept an application, accompanied by a check for all or at least one-twelfth of the annual Premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and Premium due dates.
If We accept an application not accompanied by a check for the initial Premium, a Policy will be issued with a policy date which is 28 days after the issue date. We have determined 28 days to be the normal time during which delivery of the Policy is expected to occur. No life insurance coverage is provided until the initial Premium is paid. If the initial Premium is paid after the policy date (and the policy date is not changed as described below), You will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance You should consider requesting a current policy date, i.e., the date on which Our home office receives the Premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time You pay the initial Premium.
In certain circumstances it may be to Your advantage to have the policy date be the same as the issue date in order to preserve an Issue Age on which Premium rates are based. In that case, all Premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.
When the Policy is issued, the face amount, Premium, and a listing of any additional benefits are stated on the policy information pages of the policy form, page 1.
1035 Exchanges or Replacements
If You are considering the purchase of this Policy with the proceeds of another life insurance policy, also referred to as a “Section 1035 Exchange” or “Replacement”, it may or may not be advantageous to replace Your existing policy with this Policy. You should compare both policies carefully. You may have to pay surrender charges on Your old policy and there is a surrender charge period for this Policy. In addition, the charges for this Policy may be higher (or lower) and the benefits or investment options may be different from Your old policy. You should not exchange another policy for this one unless You determine, after knowing all of the facts, that the exchange is in Your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see “Federal Tax Status — Other Transactions.”
Ownership Rights
As the Policy Owner, You can exercise all the rights under the Policy, including the right to change the Owner, the Beneficiary and to make other policy changes.

Material Policy Variations by State
There are no material Policy variations by state.
Transfers
The Policy allows for transfers of the Actual Cash Value between the guaranteed interest account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or You may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed interest account. One type of systematic transfer is known as an automatic portfolio rebalancing (“APR”). Following Your written instructions as to the percentage of Your Actual Cash Value You wish to have in each of Your sub-accounts, We will transfer amounts to and from those sub-accounts to achieve the percentages You desire.
We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed interest account to at least $250. If the Actual Cash Value in an account is less than $250, the entire Actual Cash Value attributable to that sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the Actual Cash Value in the sub-account from which the transfer is to be made to less than $250, We reserve the right to include that remaining sub-account Actual Cash Value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the Valuation Period during which Your written or telephone request is received at Our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of Actual Cash Value among the sub-accounts and the guaranteed interest account. Currently, there is no charge for transfers.
If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will automatically rebalance Your sub-accounts quarterly. No other transfers will be permitted.
Your instructions for transfer may be made in writing or You, or Your agent if authorized by You, may make such changes by telephone. To do so, You may call Us at 1-844-208-2412 between the hours of 7:30 a.m. and 5:30 p.m., Central time, Monday through Thursday, and 7:30 a.m. and 4:30 p.m., Central time, on Friday, Our regular business hours. Policy Owners may also submit their requests for transfer, surrender or other transactions to Us by facsimile (FAX) transmission at (651) 665-6955.
Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, You may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, You should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact Us.
With all telephone or internet transactions, We will employ reasonable procedures to satisfy ourselves that instructions received from Policy Owners are genuine and, to the extent that We do not, We may be liable for any losses due to unauthorized or fraudulent instructions. We require Policy Owners to identify themselves through policy numbers, social security numbers and such other information We deem reasonable. We record telephone transfer instruction conversations and We provide the Policy Owners with a written confirmation of the telephone or internet transfer.

We reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account. In addition, transfers to or from the guaranteed interest account may be limited to one such transfer per Policy Year. Transfers to or from the guaranteed interest account may be made by a written or telephone request or through the internet. Your request must be received by Us or postmarked in the 30-day period before or after the last day of the Policy Year. Currently We do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after We approve and record them at Our home office.
General Account
The guaranteed interest account is a general account option. You may allocate net Premiums and may transfer Your Actual Cash Value subject to Policy limitations to the guaranteed interest account.
Because of exemptive and exclusionary provisions, interests in Our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.
This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed interest account, please see the Variable Adjustable Life Policy.
General Account Description.  Our general account consists of all assets owned by Us other than those in the Variable Life Account and any other separate accounts which We may establish. The guaranteed interest account is that portion of Our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class.
Allocations to the guaranteed interest account become part of Our general assets and are used to support insurance and annuity obligations. Subject to applicable law, We have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy Owners do not share in the actual investment experience of the assets in the general account.
You may allocate or transfer a portion or all of the net Premiums to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.
General Account Value.  We bear the full investment risk for amounts allocated to the guaranteed interest account. We guarantee that interest credited to each Policy Owner’s Actual Cash Value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the general account.

We may, at Our sole discretion, credit a higher rate of interest, “excess interest,” although We are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy’s Actual Cash Value in the guaranteed interest account in excess of the guaranteed minimum rate per year will be determined at Our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.
Even if excess interest is credited to Your Actual Cash Value in the guaranteed interest account, We will not credit excess interest to that portion of the Policy Value which is in the Loan Account in the general account. However, such Loan Account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.
Separate Account Changes
We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in Our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing Policy Owners on such basis as may be determined by Us.
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if We determine it becomes inappropriate for Policies of this class, We may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing Policy Values and future Premium payments. A substitution may be made only with any necessary approval of the SEC.
We reserve the right to transfer assets of the Variable Life Account as determined by Us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.
We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the Policy Owners, and to combine the Variable Life Account with one or more of Our other separate accounts.
The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such Policy Owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds’ Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds’ shares with respect to certain groups of Policy Owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.
Market-Timing and Disruptive Trading
This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as “market-timing.” Market-timing activity and frequent trading in Your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term Policy Owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if You intend to engage in market-timing or frequent transfer activity.
We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and We will not knowingly accommodate or create exceptions for Policy Owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, Our monitoring may be unable to detect all harmful trading nor can We ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market- timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, Our policies to stop market-timing activity do not go into effect until after We have identified such activity.
We reserve the right to restrict the frequency of — or otherwise modify, condition or terminate — any transfer method(s). Your transfer privilege is also subject to modification if We determine, in Our sole discretion that the exercise of the transfer privilege by one or more Policy Owners is or would be to the disadvantage of other Policy Owners. Any new restriction that We would impose will apply to Your Policy without regard to when You purchased it. We also reserve the right to implement, administer, and charge You for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in Your Policy. We will consider one or more of the following factors:
•
the dollar amount of the transfer(s);
•
whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
•
whether an underlying portfolio has requested that We look into identified unusual or frequent activity in a portfolio;
•
the number of transfers in the previous calendar quarter;
•
whether the transfers during a quarter constitute more than two “round trips” in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.
In the event Your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, You will be notified in writing that Your transfer privileges will be restricted in the future if the activity continues. Upon Our detecting further prohibited activity, You will be notified in writing that Your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require Your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in Your Policy will be permanent.
In addition to Our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While We reserve the right to enforce the portfolios’ policies and procedures, Policy Owners and other persons with interests under the policies should be aware that We may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, We are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates Us to provide the portfolio promptly upon request certain information about the trading activity of individual Policy Owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the market-timing policies established by the portfolios.
None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.
Premiums
Policy Premiums
The Policies have a level Premium. We guarantee that We will not increase the amount of Premiums for a Policy in force. Subject to the limitations discussed under the heading “Restrictions on Adjustments” under “Policy Adjustments,” You may choose to adjust the Policy at any time and alter the amount of future Premiums.
The initial Premium was determined based on the Policy’s initial face amount, the death benefit option, the plan of insurance, the insured’s age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy. All scheduled Premiums are payable on or before the date they are due and must be mailed to Us at Our home office. In some cases, You may elect to have Premiums paid under Our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as Your bank approves. You may make an online payment to pay a Premium that is due through online servicing site at https://www.securian.com/myaccount.
Premiums on the Policy are payable on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled Premiums monthly under Our automatic payment plan through pre-authorized transfers from Your account at a bank or other financial institution, or if You meet the requirements to establish a payroll deduction plan through Your employer. A Premium may be paid no earlier than twenty days prior to the date that it is due. You may pay the Premium during the 61-day period immediately following the Premium due date. Your Premium payment, however, must be received in Our home office within the 61-day grace period. The insured’s life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, We will deduct unpaid policy charges for that period from the death proceeds. If Premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the Actual Cash Value has decreased to zero. However, should the Actual Cash Value decrease to zero while there is an outstanding policy loan the Policy will terminate, even if the Policy was Paid Up and all Premiums had been paid.
Charges for additional benefits are deducted from Premiums to calculate Base Premiums. From Base Premiums We deduct charges assessed against Premiums and Nonrepeating Premiums to calculate net Premiums.

Net Premiums are allocated to the guaranteed interest account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.
In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. See “Federal Tax Status.” To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed interest account or sub-accounts of the Variable Life Account.
You may change Your allocation instructions for future Premiums by giving Us a signed written request, by calling Us at 1-844-208-2412 between the hours of 7:30 a.m. and 5:30 p.m., Central time, Monday through Thursday, and 7:30 a.m. and 4:30 p.m., Central time, on Friday, Our regular business hours. Policy Owners may also submit their requests for allocation changes to Us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed interest account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net Premium. We reserve the right to delay the allocation of net Premiums to named sub-accounts for a period of up to 30 days after an adjustment involving an increase in Premium. If We exercise this right, We will allocate net Premiums to the money market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by Us only when We believe economic conditions make such an allocation necessary to reduce market risk during the free look period.
We reserve the right to restrict the allocation of Premiums to the guaranteed interest account. If We do so, no more than 25 percent of the net Premium may be allocated to the guaranteed interest account. We also reserve the right to restrict the allocation of Premiums to the guaranteed interest account if the current interest rate We credit to the guaranteed interest account equals the minimum guaranteed interest rate.
If You have a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, You must allocate net Premiums to the Acceptable Allocation Program that You have chosen. You may change to another Acceptable Allocation program once every three years.
Nonrepeating Premiums.  The Policy also allows a Policy Owner to pay a Premium called a Nonrepeating Premium. This payment of Premium is in addition to the planned Premiums. The payment of a Nonrepeating Premium will increase the Policy Values You have available for investment in the Fund. The maximum Nonrepeating Premium We will accept is the amount sufficient to change Your Policy to a Paid-Up whole life policy for the face amount.
We will bill annually, semi-annually or quarterly for Nonrepeating Premiums if a Policy has a total annual Premium of at least $2,400 and if the total annual amount billed for Nonrepeating Premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through Your bank; in this situation, Your base annual Premium must be at least $2,400 and each Nonrepeating Premium must be at least $50.
We may impose additional restrictions or refuse to permit Nonrepeating Premiums at Our discretion.
The payment of a Nonrepeating Premium may have Federal income tax consequences. See “Federal Tax Status.” To prevent Your policy from becoming a modified endowment contract, We will hold certain billed Nonrepeating Premiums in a non-interest bearing account until the billed due date, at which time We will allocate the Nonrepeating Premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

Paid-Up Policies.  A Policy is Paid Up when no additional Premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional Premiums. However, the Actual Cash Value of a Paid-Up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes Paid Up, it will always retain its Paid-Up status regardless of any subsequent decrease in its Policy Value. However, on a Paid-Up Policy with indebtedness, where the Actual Cash Value decreases to zero, a loan repayment may be required to keep the Policy in force. See “Policy Loans.”
We will make a determination on each policy anniversary as to whether a Policy is Paid Up. When a Policy becomes Paid Up, We will send You a notice.
Actual Cash Value
The Policy has an Actual Cash Value which varies with the investment experience of the guaranteed interest account and the sub-accounts of the Variable Life Account. The Actual Cash Value equals the value of the guaranteed interest account and the value of the sub-accounts of the Variable Life Account. It is determined separately for Your guaranteed interest account Actual Cash Value and for Your separate account Actual Cash Value. The separate account Actual Cash Value will include all sub-accounts of the Variable Life Account. However, Actual Cash Value does not include the Loan Account. See “Policy Loans.”
Unlike a traditional fixed benefit life insurance policy, a Policy’s Actual Cash Value cannot be determined in advance, even if Premiums are paid as planned, because the separate account Actual Cash Value varies daily with the investment performance of the sub-accounts. Even if You continue to pay Premiums as planned, the separate account Actual Cash Value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.
Upon request, We will tell You the Actual Cash Value of Your Policy. We will also send You a report each year on the policy anniversary advising You of Your Policy’s Actual Cash Values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding Your policy’s current cash value through Our online servicing site at https://www.securian.com/myaccount.
The guaranteed interest account Actual Cash Value is the sum of all net Premium payments allocated to the guaranteed interest account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed interest account. Asset credits are determined using experience factors based on anticipated mortality, expenses and investment returns. Asset credits are not guaranteed and may be discontinued at any time. When We decide to provide asset credits under the policy, the asset credit will be provided once each month for such period of time as We determine in Our sole discretion. Currently the amount credited is 1/12 of an annual percentage which varies between 0.35 percent and 0.75 percent according to the following chart:
0.35 percent of the Actual Cash Value that is less than or equal to $25,000, plus
0.50 percent of the Actual Cash Value that is greater than $25,000 but less than or equal to $100,000, plus
0.65 percent of the Actual Cash Value that is greater than $100,000 but less than or equal to $250,000, plus
0.75 percent of the Actual Cash Value that is greater than $250,000

Our decision to provide asset credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in Our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues We receive from investment advisers to the underlying Funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that We and Our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying Funds.
This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against Your guaranteed interest account Actual Cash Value. We credit interest on the guaranteed interest account Actual Cash Value of Your Policy daily at a rate of not less than 3 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, We will credit additional amounts of interest to the guaranteed interest account Actual Cash Value. Your guaranteed interest account Actual Cash Value is guaranteed by Us. It cannot be reduced by any investment experience of the general account.
We determine each portion of a Policy’s separate account Actual Cash Value separately. The separate account Actual Cash Value is not guaranteed. We determine the separate account Actual Cash Value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of Your Policy’s interest in a sub-account. The number of units credited with respect to each net Premium payment is determined by dividing the portion of the net Premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the Valuation Period during which We receive Your Premium at Our home office.
Once determined, the number of units credited to Your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net Premiums, Non-Repeating Premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the Policy is surrendered or terminated.
The unit value of a sub-account will be determined on each Valuation Date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first Valuation Date. For any subsequent Valuation Date, its value is equal to its value on the preceding Valuation Date multiplied by the net investment factor for that sub-account for the Valuation Period ending on the subsequent Valuation Date.
The net investment factor for a Valuation Period is: the gross investment rate for such Valuation Period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:
(1)
the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current Valuation Period; plus
(2)
the per share amount of any dividend or capital gain distributions by the Funds if the “ex-dividend” date occurs during the current Valuation Period; with the sum divided by

(3)
the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding Valuation Period.
We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds’ shares is computed once daily, and, in the case of the Government Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:
(1)
days on which changes in the value of the Funds’ portfolio securities will not materially affect the current net asset value of the Funds’ shares,
(2)
days during which no Funds’ shares are tendered for redemption and no order to purchase or sell the Funds’ shares is received by the Funds and
(3)
customary national business holidays on which the New York Stock Exchange is closed for trading.
Although the Actual Cash Value for each Policy is determinable on a daily basis, We update Our records to reflect that value on each monthly anniversary. We also make Policy Value determinations on the date of the insured’s death and on a policy adjustment, surrender, and termination. When the Policy Value is determined, We will assess and update to the date of the transaction those charges made against and credits to Your Actual Cash Value, namely the monthly policy charge, the policy issue charge, the cost of insurance charge, the cash extra charge, the surrender charge (if applicable) and the asset credit. Increases or decreases in Policy Values will not be uniform for all Policies but will be affected by policy transaction activity, policy charges, and the existence of policy loans.
Standard Death Benefits
Guaranteed Death Benefit.  For any given level of Premium, face amount and death benefit option, We guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which You must pay Premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have insurance coverage for life, with Premiums payable for 30 years. See “Adjustable Life Insurance.”
Adjustable Death Benefit.  The Policy is called “Adjustable” because it allows You the flexibility to tailor Your Policy to Your needs at issue and thereafter to change or adjust Your Policy as Your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, You may choose the level of Premium You wish to pay, the face amount and death benefit option that You need. Based on these three factors, We will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See “Policy Adjustments.”
The maximum plan of insurance available is a whole life plan where the Policy becomes Paid Up after the payment of ten annual Base Premiums. The minimum plan of insurance that We offer at original issue is a protection plan that provides guaranteed insurance coverage for ten years with Premiums payable for ten years. See “Adjustable Life Insurance.” A protection plan of insurance guarantees insurance coverage and a certain Premium level, for a specified number of years, always less than for whole life. A protection plan offers the most insurance protection with the lowest initial level of Premiums and with the least cash value.

For any given face amount and death benefit option, You may select a Premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the Premium You pay, the greater will be Your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which You need to pay Premiums before Your Policy becomes Paid Up.
Death Benefit Options
The death benefit provided by the Policy depends upon the death benefit option You choose. You may choose one of two available death benefit options — the Cash Option or the Protection Option. If You fail to make an election, the Cash Option will be in effect. The death benefit will never be less than the minimum death benefit required under Section 7702 of the Internal Revenue Code so that the Policy qualifies as a life insurance policy under the cash value accumulation test. Under the test, there is no limit to the amount that may be paid in Premiums as long as there is enough death benefit in relation to the account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor depending on the age, gender and risk class of each insured at any point in time, multiplied by the account value.
Cash Option.  Under the Cash Option, the death benefit will be the larger of:
(a)
the face amount at the time of the insured’s death; or
(b)
the minimum death benefit required to qualify under Section 7702.
The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.
Protection Option.  Under the Protection Option, the death benefit will be the larger of:
(a)
the face amount, plus the Policy Value, at the time of the insured’s death; or
(b)
the minimum death benefit required to qualify under Section 7702.
The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options You select.
The Protection Option is only available until the policy anniversary nearest the insured’s age 120; at that time We will convert the death benefit option to the Cash Option.
Choosing the Death Benefit Option.  The different death benefit options meet different needs and objectives. If You are satisfied with the amount of Your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing Actual Cash Values, You should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence Your selection. Given the same face amount and Premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger Actual Cash Value which exists at the time of the insured’s death because of the favorable policy performance.

You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that You provide Us with satisfactory evidence of the insured’s insurability before We make a change to the Protection Option. The change will take effect when We approve and record it in Our home office. A change in death benefit option may have Federal income tax consequences. See “Federal Tax Status.”
Other Benefits Available Under the Contract
In addition to the standard death benefits associated with Your Policy, other optional agreements may also be available to You. The following tables summarize information about those agreements. Information about the fees associated with each agreement included in the tables may be found in the Fee Table.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Waiver of Premium Agreement	Provides monthly Premium payments in the event of the insured’s total and permanent disability	Optional	No longer available to purchase
Inflation Agreement	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	•No longer available to purchase
•Maximum amount of increase over 3 year period is $100,000
Face Amount Increase Agreement	Guarantees the Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	No longer available to purchase
Business Continuation Agreement	Guarantees a business Policy Owner the right to purchase additional amounts of insurance on the insured’s life without providing evidence of insurability	Optional	No longer available to purchase
Family Term Rider	Provides term insurance protection for the insured’s children	Optional	No longer available to purchase
Exchange of Insureds Agreement	Allows a business owned Policy Owner to substitute insureds	Optional	•No longer available to purchase
•New Insured must provide evidence of insurability
Accelerated Benefits Agreement	Allows the Policy Owner to accelerate the Death Benefit in the event the insured is terminally ill	Standard for all individually owned Policies	No longer available to purchase

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Guarantee Agreement	Provides for an improved plan of insurance if the Policy owner uses the Acceptable Allocation Program (AAP)	Optional	•No longer available to purchase
•If the AAP is not followed the improved plan of insurance will not be available
Enhanced Guarantee Choice Agreement	Provides for an improved plan of insurance if the Policy owner uses the Acceptable Allocation Program (AAP)	Optional	•No longer available to purchase
•If the AAP is not followed the improved plan of insurance will not be available
Other Policy Features
Dollar Cost Averaging	Allows for allocation of money from the General Account to sub-accounts evenly over a period of time	Optional	You may elect to have the cash value transferred to Your allocated accounts on the 10th or 20th of each month.
Rebalancing	Automatically reallocates money among each of the chosen Sub-Accounts on set dates throughout the year	Optional	Rebalancing is subject to Our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Systematic Transfers	Automatically transfers money from one Sub-Account to one or more other Sub-Accounts on specified dates	Optional	Systematic transfers are subject to Our limitations on market-timing and frequent trading activities and Portfolio limitations on the frequent purchase and redemption of shares
Supplemental Agreements
Except as otherwise indicated, the following Agreements offering supplemental benefits are available under the Policy. Some of the Agreements are subject to Our underwriting approval. Your agent can help You determine whether certain of the Agreements are suitable for You. These Agreements may not be available in all states. Please contact Us for further details.
Waiver of Premium Agreement.  The Waiver of Premium Agreement requires an additional Premium and provides for the payment of policy Premium in the event of the insured’s disability.
For example, in the event of the insured’s total and permanent disability, if You had a scheduled monthly Premium of $1,000 due for the Policy, We would waive and pay the $1,000 monthly Premium, subject to the terms of this Agreement, for so long as the insured remains disabled.

Inflation Agreement.  The Inflation Agreement requires an additional Premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.
With the Inflation Agreement, if the consumer price index (as defined in the Policy) increases by 6% over the previous 3 years, and You have a Policy with a $1 million dollar Face Amount, on the Cost of Living exercise anniversary You may increase the Face Amount by $100,000 ($1,000,000 x 12%= $120,000, however, the maximum increase is limited to $100,000).
Face Amount Increase Agreement.  The Face Amount Increase Agreement requires an additional Premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.
For example, if an insured purchases the Face Amount Increase Agreement and selects additional coverage layers of $20,000, he or she would be able to purchase an additional $20,000 in insurance coverage when the insured reaches the specified ages stated in the Policy, without having to provide evidence of insurability.
Business Continuation Agreement.  The Business Continuation Agreement requires an additional Premium and allows You to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by You.
For example, if an insured purchases the Business Continuation Agreement and selects $500,000 of additional coverage, he or she would be able to purchase an additional $500,000 in insurance coverage on the insured when the designated life dies, without having to provide evidence of insurability.
Family Term Rider.  The Family Term Rider requires an additional Premium and provides a fixed amount of term insurance on children of an insured.
For example, if You purchased this supplemental agreement for a fixed level coverage amount of $10,000 and one of Your children named on Your Policy or this Agreement were to die while Your Policy and this Agreement were still in force, We would pay a $10,000 death benefit to the beneficiary, subject to the age limitations in this Agreement.
Exchange of Insureds Agreement.  The Exchange of Insureds Agreement requires no additional Premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, You should consult a tax advisor about the tax consequences before making such an exchange.
For example, if the Policy with a $1 million Face Amount is owned by a business, the owner would be allowed to name a new insured under the Policy for up to $1 million in Face Amount, without having to incur new policy issue charges. The new insured would be subject to evidence of insurability satisfactory to Us.
Accelerated Benefits Agreement.  The Accelerated Benefits Agreement is issued without additional Premium. It allows You to receive a significant portion of Your Policy’s death benefit, if the insured develops a terminal condition due to sickness or injury.
For example, if You have a Policy with a $1 million Face Amount and the insured is diagnosed with a terminal illness, You can request to accelerate a portion of Your Death Benefit. In this example, if You choose to accelerate $250,000 of the Death Benefit, the Policy will still have a $1 million Face Amount. However, there will be $250,000 loan against that Face Amount, which will reduce the money paid to the Policy beneficiaries upon the death of the insured.

Enhanced Guarantee Agreement and Enhanced Guarantee Choice Agreement.  Both the Enhanced Guarantee Agreement and the Enhanced Guarantee Choice Agreement are issued without additional Premium. They both provide for an improved guaranteed plan of insurance if You elect to participate in an Acceptable Allocation Program (AAP). For each AAP, We will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, You must agree to certain limitations regarding the allocation of Premiums, transfers of Policy Values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time We may change the AAPs which We offer. With the Enhanced Guarantee Choice Agreement, if You change Your AAP, We will adjust the policy.
Surrenders and Partial Surrenders
Surrenders and Partial Surrenders
You may request a surrender or partial surrender of Your Policy at any time while the insured is living. The surrender value of the Policy is the Actual Cash Value plus Asset Credits and loan interest credits and minus unpaid loan interest and any unpaid policy charges which are assessed against Actual Cash Value and less the surrender charge. We determine the surrender value as of the end of the Valuation Period during which We receive Your surrender request at Our home office. You may surrender the Policy by sending Us the Policy and a written request for its surrender. You may request that the surrender value be paid to You in cash or, alternatively, applied on a settlement option.
If You surrender Your Policy during the ten year period following policy issue or following a policy adjustment that resulted in an increase in Base Premium or net amount at risk, We will assess a surrender charge. See “Policy Charges.”
We also permit a partial surrender of the Actual Cash Value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, We will adjust the Policy to reflect the new face amount and Actual Cash Value and, unless otherwise instructed, the existing level of Premium payments.
We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop Premium, is being used to pay Premiums on any benefits and riders issued as part of the Policy. Transaction charges otherwise applicable to such a partial surrender are also waived.
On a partial surrender, You may tell Us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed interest account. If You do not, We will deduct partial surrenders from Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a pro-rata basis, and from each sub-account of the separate account on a pro-rata basis. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will deduct all partial surrenders on a pro-rata basis. We reserve the right to restrict the amount of any partial surrender taken from the guaranteed interest account. We will tell You, on request, what amounts are available for a partial surrender under Your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after We receive Your written request for surrender. However, if any portion of the Actual Cash Value to be surrendered is attributable to a Premium or non-repeating Premium payment made by nonguaranteed Funds such as a personal check, We will delay mailing that portion of the surrender proceeds until We have reasonable assurance that the payment has cleared and that good payment has been collected. The amount You receive on surrender may be more or less than the total Premiums paid for Your Policy.
Free Look
It is important to Us that You are satisfied with any policy adjustments to increase the Premium. If Your Policy is adjusted and the adjustment results in an increased Premium, You may return the Policy within 30 days of receiving the policy adjustment. If You return the Policy, the requested Premium increase adjustment will be cancelled. We will send You a refund of any additional Premiums paid within seven days of the date We receive Your notice of cancellation for that adjustment.
Policy Loans
You may borrow from Us using only Your Policy as the security for the loan. The total amount of all loans You request may not exceed 90 percent of Your Policy Value less the surrender charge. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See “Federal Tax Status.”
The Policy Value is the Actual Cash Value of Your Policy plus any policy loan. Any policy loan paid to You in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic Premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling Us at 1-844-208-2412 between the hours of 7:30 a.m. and 5:30 p.m., Central time, Monday through Thursday, and 7:30 a.m. and 4:30 p.m., Central time, on Friday, Our regular business hours. Policyowners may also submit their requests for policy loans to Us by facsimile (FAX) transmission at (651) 665-6955. If You call Us You will be asked, for security purposes, for Your personal identification and policy number. The Policy will be the only security required for Your loan. We will determine Your Policy Value as of the date We receive Your request at Our home office.
When You take a loan, We will reduce both the death benefit and the Actual Cash Value by the amount You borrow and any unpaid interest. Unless You direct Us otherwise, We will take the policy loan from Your guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a pro-rata basis, and from each sub-account in the separate account on a pro-rata basis. If You have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, We will take all policy loans on a pro-rata basis.
The number of units to be sold will be based upon the value of the units as of the end of the Valuation Period during which We receive Your loan request at Our home office. This amount shall be transferred to the Loan Account. The Loan Account balance is the sum of all outstanding loans under the Policy, and it continues to be part of the Policy in the general account. A policy loan has no immediate effect on Policy Value since at the time of the loan the Policy Value is the sum of Your Actual Cash Value and any policy loan.
The Actual Cash Value of Your Policy may decrease between Premium due dates. Unfavorable investment experience and the assessment of charges could cause Your separate account Actual Cash Value to decline to zero. If Your Policy has indebtedness and no Actual Cash Value, the Policy will terminate and there may be adverse tax consequences; see “Federal Tax Status.” In this event, to keep Your Policy in force, You will have to make a loan repayment. We will give You notice of Our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after Our mailing of the notice.
Policy Loan Interest.  The interest rate on a policy loan will not be more than the rate shown on page 1 of Your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered. Currently the interest rate is 5 percent.
Policy loan interest is due:
•
on the date of the death of the insured
•
on a policy adjustment, surrender, termination, or policy loan transaction
•
on each policy anniversary.
Loan interest can be paid via check. If You do not pay the interest on Your loan in cash, Your policy loan will be increased and Your Actual Cash Value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.
We will also credit interest to Your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than Your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to Your Actual Cash Value as of the date of the death of the insured, on a policy adjustment, surrender, termination, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed interest account and separate account following Your instructions for the allocation of net Premiums.
Currently, the Loan Account credits interest, as described above, at a rate which is not less than Your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, We will credit Your loan at a rate which is equal to the policy loan rate minus .25 percent per year.
Policy loans may also be used as automatic Premium loans to keep Your Policy on a Premium paying basis if a Premium is unpaid at the end of the grace period. We will make automatic Premium loans unless You have requested Us not to. Interest on such a policy loan is charged from the date the Premium was due. However, in order for an automatic Premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly Premium. If the loan value is not enough to pay at least a quarterly Premium, We will follow the procedures described in “Non-Payment of Premiums and Termination” under “Policy Premiums.”
Policy Loan Repayments.  If Your Policy is in force, You may repay Your loan in part or in full at any time before the insured’s death. Your loan may also be repaid within 60 days after the date of the insured’s death, if We have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under Our automatic payment plan where loan repayments are in an amount of at least $25.
We allocate loan repayments to the guaranteed interest account until all loans from the guaranteed interest account have been repaid. Thereafter We allocate loan repayments to the guaranteed interest account or the sub-accounts of the Variable Life Account as You direct. In the absence of Your instructions, We will allocate loan repayments to the guaranteed interest account Actual Cash Value and separate account Actual Cash Value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis. We reserve the right to restrict the amount of any loan repayment allocated to the guaranteed interest account.

Loan repayments reduce Your Loan Account by the amount of the loan repayment.
A policy loan, whether or not it is repaid, will have a permanent effect on the Policy Value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the Policy Value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the Policy Value will be greater than if no loan had been made.
Lapse and Reinstatement
Non-Payment of Premiums and Termination.  If Your Policy has an Automatic Premium Loan (APL) provision, and if a Premium is not paid by the end of the 61-day grace period, We will make an automatic Premium loan. In order to do this, the amount available for a loan must be enough to pay at least a quarterly Premium and any policy loan interest due. We will make automatic Premium loans unless You have requested Us not to. See “Policy Loans.”
If there is not enough loan value to make an Automatic Premium Loan, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits.
If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in “Payment of Proceeds” under “Other Policy Provisions.”
If Your Policy does not have an Automatic Premium Loan provision, and if a Premium is not paid by the end of the 61-day grace period, We will automatically adjust Your Policy to stop paying Base Premiums. Your Policy must have sufficient Actual Cash Value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient Actual Cash Value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional Base Premium and, unless You instruct Us otherwise, We will maintain the death benefit in effect at the time of the adjustment. You will be required to pay Premiums for additional benefits. If there is not sufficient Actual Cash Value to adjust to stop Premium, You will have a grace period of 61 days from the Premium due date during which You may make a payment sufficient to keep the Policy in force. We will send a notice to You stating the amount of payment required to keep Your Policy in force. If the payment is not made by the end of the 61-day grace period, Your Policy will terminate. However, even if Your Policy terminates, We will pay You any remaining surrender value as described in “Payment of Proceeds” under “Other Policy Provisions.”
In addition, Your Policy will terminate if it has indebtedness and no Actual Cash Value. See “Policy Loans.”

Reinstatement.  At any time within three years from the date of lapse You may ask Us to restore Your Policy to a Premium paying status unless the Policy terminated because the surrender value has been paid. We will require:
(1)
Your written request to reinstate the Policy; and
(2)
that You submit to Us at Our home office during the insured’s lifetime evidence satisfactory to Us of the insured’s insurability so that We may have time to act on the evidence during the insured’s lifetime; and
(3)
a payment which is equal to any unpaid monthly charges at the end of the grace period, all back Premiums for additional benefits and all back policy issue charges, all with interest at the reinstatement rate shown on page 1 of the Policy; and
(4)
a payment sufficient to pay all Premiums due on Your Policy to Your next policy anniversary but no less than a quarterly Premium; and
(5)
if necessary, a payment that would assure that the resulting guaranteed plan of insurance after the reinstatement satisfies the plan limitations at reinstatement.
The plan limitations at reinstatement require that, after reinstatement, the Policy must provide a level face amount of insurance to the latest of:
(1)
ten years from the policy date; or
(2)
the anniversary at or following ten years from the most recent adjustment that resulted in an increase in either the Base Premium or net amount at risk; or
(3)
the anniversary at or following four months from the reinstatement.
Reinstating Your Policy may have adverse tax consequences. You should consult Your tax advisor before You reinstate Your Policy. See “Federal Tax Status”.
Taxes
Federal Tax Status
Introduction.  The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on Our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the “IRS”). We have not considered any applicable state or other tax laws.
Taxation of Minnesota Life and the Variable Life Account.  We are taxed as a “life insurance company” under the Internal Revenue Code (the “Code”). The operations of the Variable Life Account form a part of, and are taxed with, Our other business activities. Currently, We pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account’s activities. The Variable Life Account is not taxed as a “regulated investment company” under the Code and it does not anticipate any change in that tax status.
At the present time, We make no charge to the Variable Life Account for any federal, state or local taxes that We incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that We determine to be properly attributable to the Variable Life Account or the Policies.

In calculating Our corporate income tax liability, We derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce Our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits result from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.
Tax Status of Policies.  Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, We believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a Premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.
If it is subsequently determined that a Policy does not satisfy Section 7702, We may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, We reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.
In rare circumstances, if We receive and allocate Your Premium or Non-Repeating Premium before its due date, Your Policy will fail to qualify as life insurance. To prevent Your Policy from failing to qualify as life insurance, We will hold Your Premium or Non-Repeating Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium or Non-Repeating Premium to the guaranteed interest account or sub-accounts of the Variable Life Account.
Diversification of Investments.  Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be “adequately diversified” in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio’s assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of Ours, We do not control the Securian Funds Trust or the investments of its Portfolios. Nonetheless, We believe that each Portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be “adequately diversified.”
Owner Control.  In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.
The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, We do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, We reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.
The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.
Tax Treatment of Policy Benefits.  On the death of the insured, We believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If You receive an accelerated benefit, that benefit may be taxable and You should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until You actually receive cash from the Policy. However, taxability may also be determined by Your contributions to the Policy and prior Policy activity.
Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy’s death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If You are considering any such transactions, You should consult a tax adviser before effecting the transaction.
We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to You unless Your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.
A complete surrender or partial surrender of the Actual Cash Values of a Policy may have tax consequences. On surrender, You will not be taxed on values received except to the extent that they exceed the gross Premiums paid under the Policy, reduced by any previously received excludable amounts (“cost basis”). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to You in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy’s maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts.  It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high Premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative Premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level Premiums which would be paid under a 7-pay life policy. If those cumulative Premiums exceed the 7-pay life Premiums, the policy is a modified endowment contract.
Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts You receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date You attain age 59½, or is attributable to Your becoming disabled, or as part of a series of substantially equal periodic payments for Your life or the joint lives of You and Your beneficiary.
Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of Our efforts to provide a payment schedule that will not violate the 7-pay test.
Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, You should consult a tax adviser before effecting an exchange of any life insurance policy.
A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.
The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a “material change” shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.
In rare circumstances, if We receive and allocate Your Premium before its due date, Your Policy will become a modified endowment contract. To prevent Your Policy from becoming a modified endowment contract, We will hold Your Premium in a non-interest bearing account until its due date, at which time We will allocate Your Premium to the guaranteed account or sub-accounts of the Variable Life Account.
If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year it becomes a modified endowment contract and any subsequent Policy Year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.
Due to the Policy’s flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy Owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any Non-Repeating Premiums or making any other change to, including an exchange of, a Policy to determine whether such Premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.
Multiple Policies.  Under the Code, all modified endowment contracts, issued by Us (or an affiliated company) to the same Policy Owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see Your own tax adviser.
Withholding.  To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.
Other Taxes.  The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy Owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.
The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.
In addition, while We intend for the Policy to remain in force through the insured’s age 121, the tax consequences associated with a Policy remaining in force after the insured’s 100th birthday are unclear. You should consult a tax adviser in all these circumstances.
Other Transactions.  Changing the Policy Owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.
Reinstatements.  You may have adverse tax consequences if You request that We reinstate Your Policy after it has terminated with no cash value or for non-payment of Premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no cash value or for non-payment of Premium could automatically be classified as a MEC. You should consult Your tax advisor before You reinstate Your Policy.

Business Uses of Policy.  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if You are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, You should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.
Employer-owned Life Insurance Contracts.  The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the “amount received under the contract” to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the Premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.
Split Dollar Arrangements.  A tax adviser should also be consulted with respect to the 2003 split dollar regulations if You have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.
Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.
Although the prohibition on loans is generally effective as of the Act’s effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a Premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Alternative Minimum Tax.  There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Policy Owner is subject to that tax.
Estate, Gift and Generation-Skipping Transfer Taxes.  The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the Policy Owner’s estate for purposes of federal estate tax if the insured owned the Policy. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner’s estate upon the Policy Owner’s death. The Policy would not be includable in the insured’s estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.
Moreover, under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require Us to deduct the tax from Your Policy, or from any applicable payment, and pay it directly to the IRS.
Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.
Tax Cuts and Jobs Act.  The Tax Cuts and Jobs Act (“TCJA”) signed into law in December 2017 establishes new exclusion amounts for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2017. The estate, gift, and generation skipping transfer tax exclusion amounts established under TCJA are annually adjusted for inflation. TCJA did not change estate and gift tax rates and the new exclusion amounts are scheduled to expire in years beginning after December 31, 2025.
For 2023, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $12,920,000 and 40%, respectively.
The Code’s complexity, together with how it may affect existing estate planning, underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and that of Your Beneficiaries under all possible scenarios.
You should understand that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules may apply to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.
Tax Shelter Regulations.  Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.
Medicare Tax on Investment Income.  Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
Life Insurance Purchases by Residents of Puerto Rico.  In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.  Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.
Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.
Legal Proceedings
Like other life insurance companies, We are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, We believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, We are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.
Financial Statements
The financial statements of the Minnesota Life Variable Life Account and Minnesota Life are contained in the Statement of Additional Information. The Statement of Additional Information is available, free of charge, from Us upon request. To request a Statement of Additional Information, call Us at 1-844-208-2412 or write to Us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Other Policy Provisions
Beneficiary
When We receive proof satisfactory to Us of the insured’s death, We will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, We will pay the death proceeds to the beneficiary named in the last change of beneficiary request.
If a beneficiary dies before the insured, that beneficiary’s interest in the Policy ends with that beneficiary’s death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured We will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner’s estate, or, if the owner is a corporation, to it or its successor.
You may change the beneficiary designated to receive the proceeds. If You have reserved the right to change the beneficiary, You can file a written request with Us to change the beneficiary. If You have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in Our home office. After it has been so recorded, it will take effect as of the date You signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds We have paid before Your request was recorded in Our home office records.
Payment of Proceeds
The amount payable as death proceeds upon the insured’s death will be the death benefit provided by the Policy, plus any additional insurance on the insured’s life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the cash option is in effect at the insured’s death, We will pay to the beneficiary any part of a paid Premium that covers the period from the end of the policy month in which the insured died to the date to which Premiums are paid. Normally, We will pay any policy proceeds within seven days after Our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, We will determine the amount of payment as of the end of the Valuation Period during which a request is received at Our home office.
We reserve the right to defer policy payments, including policy loans, for up to six months from the date of Your request, if such payments are based upon Policy Values which do not depend on the investment performance of the Variable Life Account. In that case, if We postpone a payment other than a policy loan payment for more than 31 days, We will pay You interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on Policy Values which do depend on the investment performance of the Variable Life Account, We may defer payment only:
(1)
for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2)
when the SEC has determined that a state of emergency exists which may make such payment impractical.
Settlement Options
The proceeds of a Policy will be payable if the Policy is surrendered, or We receive proof satisfactory to Us of the insured’s death. These events must occur while the Policy is in force. We will pay the proceeds at Our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to Our home office.
We will pay interest on single sum death proceeds from the date of the insured’s death until the date of payment. Interest will be at an annual rate determined by Us, but never less than 3 percent.
The proceeds of a Policy may be paid in other than a single sum and You may, during the lifetime of the insured, request that We pay the proceeds under one of the Policy’s settlement options. We may also use any other method of payment that is agreeable to both You and Us. A settlement option may be selected only if the payments are to be made to a natural person in that person’s own right, and if the periodic installment or interest payment is at least $50.
Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

Option 1 — Interest Payments
We will pay interest on the proceeds at such times and for a period that is agreeable to You and Us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method We approve.
Option 2 — Payments for a Specified Period
We will make payments for a specified number of years.
Option 3 — Life Income
We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person’s death. We may require proof of the age and gender of the annuitant.
Option 4 — Payments of a Specified Amount
We will pay a specified amount until the proceeds and interest are fully paid.
If You request a settlement option, You will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless You elect otherwise, a beneficiary may select a settlement option after the insured’s death.
The minimum amount of interest We will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as We determine.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call Us at 1-844-208-2412 between the hours of 7:30 a.m. and 5:30 p.m., Central time, Monday through Thursday, and 7:30 a.m. and 4:30 p.m., Central time, on Friday, to make such changes.
Registration Statement
We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof; provided, however, the prospectus does disclose all material rights and obligations under the Policy and related Agreements.. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

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Appendix A — Portfolio Companies Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.securian.com/fd/products. You can also request this information at no cost by calling 1-844-208-2412 or by sending an email request to policyservices@securian.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
AB Variable Products Series Fund, Inc.
The Portfolio’s investment objective is long-term growth of capital.	International Value Portfolio – Class B Shares Investment Adviser: AllianceBernstein L.P.	1.13%[2]	-13.80%	-2.55%	2.51%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Seeks capital appreciation.	Invesco Oppenheimer V.I. International Growth Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.25%[2]	-27.17%	-0.01%	3.99%
Long-term capital appreciation.	Invesco V.I. American Value Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.14%	-2.86%	6.32%	8.60%
Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Seeks long-term growth of capital and income.	Invesco V.I. Growth and Income Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.87%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.12%	-16.04%	6.74%	10.60%
Long-term growth of capital.	Invesco V.I. Small Cap Equity Fund – Series II Shares Investment Adviser: Invesco Advisers, Inc.	1.20%	-20.73%	5.27%	8.05%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
ALPS Variable Investment Trust (Morningstar)
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.89%	-13.17%	4.59%	7.17%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.88%	-12.88%	2.80%	4.90%
Seeks to provide investors with current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.86%[2]	-11.82%	0.54%	1.74%
Seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%	-13.25%	3.84%	6.32%
Seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Shares Investment Adviser: ALPS Advisors, Inc. Subadviser: Morningstar Investment Management LLC	0.87%[2]	-12.54%	1.77%	3.36%
American Century Variable Portfolios, Inc.
The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	VP Disciplined Core Value Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.96%	-12.83%	6.59%	10.37%
American Century Variable Portfolios II, Inc.
The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	VP Inflation Protection Fund – Class II Shares Investment Adviser: American Century Investment Management, Inc.	0.77%	-13.08%	1.38%	0.67%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
American Funds Insurance Series®
The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	Capital World Bond Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.72%	-17.70%	-1.77%	-0.50%
The fund’s investment objective is to provide long-term growth of capital.	Global Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.66%[2]	-24.74%	7.06%	10.15%
The fund’s investment objective is to provide long-term growth of capital.	Global Small Capitalization Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.91%[2]	-29.55%	2.79%	6.84%
The fund’s investment objective is to provide growth of capital.	Growth Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.59%	-29.94%	11.14%	13.64%
The fund’s investment objectives are to achieve long-term growth of capital and income.	Growth-Income Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.53%	-16.50%	7.83%	11.54%
The fund’s investment objective is to provide long-term growth of capital.	International Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.78%	-20.79%	-1.03%	3.92%
The fund’s investment objective is long-term capital appreciation.	New World Fund® – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.82%[2]	-22.10%	2.32%	4.27%
The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.	U.S. Government Securities Fund – Class 2 Shares Investment Adviser: Capital Research and Management Company	0.49%[2]	-10.95%	0.61%	0.92%
Fidelity® Variable Insurance Products Funds
Seeks reasonable income and the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Equity-Income Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.76%	-5.25%	7.88%	9.91%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks long-term growth of capital.	Mid Cap Portfolio – Service Class 2 Shares Investment Adviser: Fidelity Management & Research Company LLC (FMR) Subadviser: Other investment advisers serve as sub-advisers for the fund.	0.86%	-14.97%	5.68%	9.69%
Franklin Templeton Variable Insurance Products Trust
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Shares VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.94%	-7.43%	3.15%	6.73%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund – Class 2 Shares Investment Adviser: Franklin Mutual Advisers, LLC	0.91%[2]	-10.06%	5.48%	9.09%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Shares Investment Adviser: Franklin Advisers, Inc.	1.09%[2]	-33.69%	7.07%	9.91%
Seeks long-term capital appreciation.	Templeton Developing Markets VIP Fund – Class 2 Shares Investment Adviser: Templeton Asset Management Ltd.	1.37%[2]	-21.98%	-1.67%	1.02%
Ivy Variable Insurance Portfolios
To seek to provide total return.	Delaware Ivy VIP Asset Strategy – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.87%[2]	-14.71%	4.32%	4.46%
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	1.06%[2]	-16.11%	5.57%	7.05%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	0.95%[2]	-17.33%	10.15%	11.44%
To seek to provide growth of capital.	Delaware Ivy VIP Global Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.13%[2]	-17.49%	6.72%	7.60%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, and Macquarie Investment Management Europe Limited	0.92%	-11.12%	1.70%	3.56%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP International Core Equity – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%[2]	-14.32%	0.45%	4.80%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.10%[2]	-30.78%	10.59%	11.39%
To seek to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.25%	17.72%	1.98%	0.23%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
To seek to provide growth of capital.	Delaware Ivy VIP Science and Technology – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.17%	-31.83%	8.53%	12.18%
To seek to provide growth of capital.	Delaware Ivy VIP Small Cap Growth – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.14%[2]	-26.83%	4.38%	8.83%
To seek to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.22%	-14.84%	4.14%	9.25%
To seek to provide capital appreciation.	Delaware Ivy VIP Value – Class II Shares Investment Adviser: Delaware Management Company Subadviser: Macquarie Funds Management Hong Kong Limited and Macquarie Investment Management Global Limited	1.01%	-4.90%	8.31%	10.40%
Janus Aspen Series
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.86%	-16.62%	6.42%	8.16%
Seeks long-term growth of capital.	Janus Henderson Forty Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.80%	-33.73%	9.48%	12.72%
Seeks capital appreciation.	Janus Henderson Mid Cap Value Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	0.91%	-5.77%	4.49%	8.25%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio – Service Shares Investment Adviser: Janus Henderson Investors US LLC	1.14%	-8.84%	5.20%	3.72%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
MFS® Variable Insurance Trust
To seek capital appreciation.	MFS® Mid Cap Growth Series – Service Class Investment Adviser: Massachusetts Financial Services Company	1.05%[2]	-28.79%	9.03%	12.25%
MFS® Variable Insurance Trust II
To seek capital appreciation.	MFS® International Intrinsic Value Portfolio – Service Class Investment Adviser: Massachusetts Financial Services Company	1.15%[2]	-23.75%	2.77%	7.56%
Morgan Stanley Variable Insurance Fund, Inc.
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Emerging Markets Equity Portfolio – Class II Shares Investment Adviser: Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.27%[2]	-25.13%	-2.77%	0.54%
Neuberger Berman Advisers Management Trust
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio – S Class Shares Investment Adviser: Neuberger Berman Investment Advisers LLC	1.17%[2]	-18.65%	7.14%	10.64%
PIMCO Variable Insurance Trust
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.77%	-5.84%	-0.02%	0.32%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio – Advisor Class Shares Investment Adviser: Pacific Investment Management Company LLC (“PIMCO”)	0.77%	-14.39%	-0.28%	0.82%
Putnam Variable Trust
Seeks capital appreciation.	Putnam VT Growth Opportunities Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.91%	-30.50%	10.60%	13.72%
Seeks capital appreciation.	Putnam VT International Equity Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	1.11%	-14.77%	1.03%	4.51%
Seeks capital growth and current income.	Putnam VT Large Cap Value Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.82%	-3.13%	9.26%	11.76%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks long-term capital appreciation.	Putnam VT Sustainable Leaders Fund – Class IB Shares Investment Adviser: Putnam Investment Management, LLC	0.91%	-22.91%	10.48%	13.48%
Securian Funds Trust
Seeks as high a level of a long-term total rate of return as is consistent with prudent investment risk. The Portfolio also seeks preservation of capital as a secondary objective.	SFT Core Bond Fund – Class 2 Shares Investment Adviser: Metropolitan West Asset Management, LLC (MetWest)	0.75%	-14.17%	-0.29%	1.31%
Seeks to provide growth of capital.	SFT Delaware IvySM Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	0.96%	-27.15%	11.59%	—
Seeks to provide growth of capital.	SFT Delaware IvySM Small Cap Growth Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: Delaware Investments Fund Advisers	1.27%	-26.87%	4.36%	—
Seeks maximum current income to the extent consistent with liquidity and the preservation of capital.+	SFT Government Money Market Fund Investment Adviser: Securian Asset Management, Inc.	0.66%	1.12%	0.80%	0.41%
Seeks investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the Standard & Poor’s 400 MidCap Index (the S&P 400).	SFT Index 400 Mid-Cap Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.56%	-13.60%	6.09%	10.17%
Seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor’s 500 Composite Stock Price Index (the S&P 500).	SFT Index 500 Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc.	0.44%	-18.47%	8.93%	12.03%
Seeks to maximize current income, consistent with the protection of principal.	SFT International Bond Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Brandywine Global Investment Management, LLC	1.28%	-10.49%	-3.71%	-1.72%
Seeks above average income and long-term growth of capital.	SFT Real Estate Securities Fund – Class 2 Shares Investment Adviser: Cohen & Steers	1.15%	-26.29%	3.98%	6.35%

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns (as of December 31, 2022)
			1 year	5 year	10 year
Seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	SFT T. Rowe Price Value Fund Investment Adviser: Securian Asset Management, Inc. Subadviser: T. Rowe Price Associates, Inc.	1.07%	-11.67%	7.39%	—
Seeks growth of capital.	SFT Wellington Core Equity Fund – Class 2 Shares Investment Adviser: Securian Asset Management, Inc. Subadviser: Wellington Management Company LLP	1.12%	-19.46%	8.98%	—
1
Current Expenses are each Fund's total annual operating expenses.
2
This Fund's Current Expenses reflect a temporary expense reimbursement or fee waiver arrangements that are in place and reported in the Fund's prospectus.
+
Although the SFT Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Government Money Market Fund’s sponsor has no legal obligation to provide financial support to the Fund, and You should not expect that the sponsor will provide financial support to the SFT Government Money Market Fund at any time. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Government Money Market Fund may become extremely low and possibly negative.

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Statement of Additional Information
A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from Us at Your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, You may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from Us. To request a Statement of Additional Information, a personalized illustration or any information about Your Policy call Us at 1-844-208-2412 or write to Us at: Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.
Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed at the SEC’s website, www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also call the SEC at 1-202-551-8090.
The table of contents for the Statement of Additional Information is as follows:
General Information and History
Non-Principal Risks of Investing in the Policy
Services
Additional Information
Underwriters
Additional Information About Charges
Illustrations
Financial Statements
Other Information

Contract (Class) Identification No.C000004527
B-1

PART B
INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

MINNESOTA LIFE VARIABLE LIFE ACCOUNT
(Exact Name of Registrant)
Minnesota Life Insurance Company
(Name of Depositor)
400 Robert Street North
Saint Paul, Minnesota 55101
(Address of Depositor's Principal Executive Offices)
1-651-665-3500
(Depositor's Telephone Number, including Area Code)
Renee D. Montz, Esq.
Senior Vice President, General Counsel and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
(Name and Address of Agent for Service)
Statement of Additional Information
The date of this document and the prospectus is: May 1, 2023
This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds’ current prospectuses, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-844-208-2412, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.
Table of Contents
General Information and History
Non-Principal Risks of Investing in the Policy
Services
Additional Information
Underwriters
Additional Information About Charges
Illustrations
Financial Statements
Other Information
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General Information and History
We are Minnesota Life Insurance Company (“Minnesota Life”), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company (“Minnesota Mutual”), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named “Minnesota Mutual Companies, Inc.” Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named “Minnesota Life Insurance Company.” All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named “Securian Financial Group, Inc.,” which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named “Securian Holding Company”, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.
Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico.
On October 21, 1985, Our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account (“Variable Life Account”), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a “unit investment trust” with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a “separate account” under the federal securities laws.
We are the legal owner of the assets in the Variable Life Account. The obligations to Policy Owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus Our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which We may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of Our General Account and of any other separate account which We may have established or may later establish.
The Variable Life Account currently has multiple sub-accounts to which You may allocate Premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.
Non-Principal Risks of Investing in the Policy
Cybersecurity.  Our variable insurance product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, so Our business
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is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting Us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Our and Your product values. For instance, cyber-attacks may interfere with Our processing of contract transactions (including the processing of orders through Our online service centers or with the Portfolios), impact Our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that We or the Portfolios or Our service providers will avoid losses affecting Your Policy due to cyber-attacks or information security breaches in the future.
Services
Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Additional accounting and administrative services are performed by State Street Bank and Trust Company (“State Street”), which includes overnight calculation of Unit Value amounts. Minnesota Life oversees State Street’s performance of these services. State Street provides Minnesota Life with monthly invoices detailing each service provided and agreed upon transaction charges for each specific service. State Street’s principal business address is located at 801 Pennsylvania Avenue, Kansas City, Missouri, 64105.
Additional Information
Assignment.  The Policy may be assigned. The assignment must be in writing and filed at Our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee’s interest and the extent of the assignment.
Misstatement of Age.  If the insured’s age has been misstated, We will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured’s correct age.
Incontestability.  After a Policy has been in force during the insured’s lifetime for two years from the original policy date, We may not contest the Policy, except for fraud or for nonpayment of Premium. However, if there has been a face amount increase for which We required evidence of insurability, We may contest that increase for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the increase.
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Suicide.  If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, Our liability will be limited to an amount equal to the Premiums paid for the Policy. If there has been a face amount increase for which We required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the increase, Our liability with respect to the increase will be limited to an amount equal to the Premiums paid for such increase.
Dividends.  Each year, if Your Policy is a participating policy, We will determine if Your Policy will share in Our surplus. We call Your share of this participation a dividend. We do not anticipate that dividends will be declared with respect to these Policies.
Dividends, if received, may be added to Your Actual Cash Value or, if You so elect, they may be paid in cash.
We will allocate any dividend applied to Actual Cash Value to the Guaranteed Principal Account or to the sub-accounts of the separate account in accordance with Your instructions for new Premiums. In the absence of instruction, We will allocate dividends to the Guaranteed Principal Account Actual Cash Value and separate account Actual Cash Value in the same proportion that those Actual Cash Values bear to each other and, as to the Actual Cash Value in the separate account, to each sub-account in the proportion that the Actual Cash Value in such sub-account bears to Your Actual Cash Value in all of the sub-accounts.
Reports.  At least once each year We will send You a report. This report will include the Actual Cash Value, the face amount and the variable death benefit as of the date of the report. It will also show the Premiums paid during the Policy Year, policy loan activity and the Policy Value. We will send the report to You without cost. The information in the report will be current as of a date within two months of its mailing.
Underwriters
The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. (“Securian Financial”) or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.
Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota.
Compensation.  We pay compensation to affiliated and unaffiliated broker-dealers for the sale of the Policies. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian
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Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.
Amounts paid by Minnesota Life to the underwriter for 2022, 2021, and 2020 were $5,104,812, $5,655,237, and $6,108,820 respectively, which include amounts paid for other contracts issued through the Minnesota Life Variable Life Account.
Additional Information About Charges
a) Sales Load
See the description of the policy issue charge in the prospectus.
b) Underwriting Procedures
We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by Our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.
The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.
c) Increases in Face Amount
An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount will also result in a new policy issue charge.
Illustrations
Personalized illustrations provide You with a hypothetical projection of future Policy Values based upon Your age, sex, risk class, Premiums paid and death benefit chosen. You may obtain personalized illustrations from Your advisor showing how a policy might perform based upon different assumptions.
Financial Statements
The financial statements and supplementary schedules of Minnesota Life Insurance Company (the Company) as of December 31, 2022 and 2021, and for each of the years in the three-year period ended December 31, 2022, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the
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authority of said firm as experts in accounting and auditing. KPMG LLP’s report on the financial statements and supplementary schedules of the Company states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the Company’s financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices.
The financial statements of Minnesota Life Variable Life Account as of December 31, 2022 and the year or period then ended, have been incorporated by reference herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
As of the date of this Statement of Additional Information, Minnesota Life Insurance Company and Minnesota Life Variable Life Account engage KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 as their independent registered public accounting firm.
Other Information
A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.
The December 31, 2022 financial statements of the Separate Account and the December 31, 2022 financial statements of the Company are incorporated into this SAI by reference to the Separate Account's most recent Form N-VPFS https://www.sec.gov/Archives/edgar/data/789535/000110465923044682 /tm237771d16_nvpfs .htm filed with the SEC.
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PART C: OTHER INFORMATION
Item 30. Exhibits
The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.
Item 31. Directors and Officers of the Minnesota Life Insurance Company
Name and Principal Business Address	Position and Offices with Minnesota Life
Erich J. Axmacher Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President, Corporate Compliance Officer and Chief Privacy Officer
Matthew J. Bauler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Individual Solutions
Barbara A. Baumann Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Business Services
Peter G. Berlute Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Enterprise Technology
Patrick J. Boyd Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Business Development
Michael P. Boyle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Mary K. Brainerd 1823 Park Avenue Mahtomedi, MN 55115	Director
Emily S. Carlson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Financial Planning and Analysis
Kimberly K. Carpenter Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – CCO Individual Solutions
Heidi R. Christopherson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Institutional Market Technology
George I. Connolly Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Individual Solutions

Name and Principal Business Address	Position and Offices with Minnesota Life
Ferenc Csatlos Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Operations
Robert J. Ehren Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Risk and Actuarial
Cery J. Felbab Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Retail Market Technology
Kristin M. Ferguson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – CFO and Actuary – Individual Solutions
Benjamin G. S. Fowke III Chairman, President and CEO Xcel Energy, Inc. 414 Nicollet Mall, 401-9 Minneapolis, MN 55401	Director
Kristi L. Fox Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President and Chief Administrative Officer – Enterprise Marketing
James Fuller Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Siddharth S. Gandhi Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Senior Vice President – Employee Benefit Solutions
Sara H. Gavin President, North America Weber Shandwick 510 Marquette Avenue 13F Minneapolis, MN 55402	Director
Mark J. Geldernick Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Affinity Solutions
Eric B. Goodman 101 North 7th Street Suite 202 Louisville, KY 40202	Director
William M. Gould Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Affinity Solutions

Name and Principal Business Address	Position and Offices with Minnesota Life
Becca Hagen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Talent Management
Christopher M. Hilger Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Chairman of the Board, President and CEO
Lydia Jilek Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Voluntary Benefits Practice Leader
Elizabeth Johnson Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Affinity Solutions
Jacob D. Jones Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary – Business Services
Sara Kaufman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Chief Actuary
Jill E. Kuykendall Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Information Security Officer
Jennifer Lastine Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Technology Infrastructure and Enterprise Solutions
Karen A. Leighton Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Chief Transformation Officer
Brent Lesmeister Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Distribution and Relationship Management, Group Benefits
Anthony J. Martins Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Career Distribution
Ann McGarry Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Marketing

Name and Principal Business Address	Position and Offices with Minnesota Life
Renee D. Montz Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary
Susan M. Munson-Regala Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – CFO Group Benefits
Ted J. Nistler Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Treasurer
Karen Oberle Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Total Rewards
Marnie Overman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Group Benefits
Christopher B. Owens Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Retail Life and Annuity Sales
Meagan M. Phillips Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Chief Risk Officer
Daniel P. Preiner Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Law
Jamie Proman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Enterprise Strategy
Trudy A. Rautio 5000 France Avenue South #23 Edina, MN 55410-2060	Director
Paul E. Rudeen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President and Actuary – Reinsurance
David A. Seidel Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Chief Product and Revenue Officer
Ritu Sharma Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Data and Analytics Officer

Name and Principal Business Address	Position and Offices with Minnesota Life
Mark W. Sievers Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Chief Audit Executive
Ross Stedman Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Securian Business Services
Mary L. Streed Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President – Human Resources
Kyle Strese Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President and Actuary, Group National Account Underwriting
Elias J. Vogen Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Operations Employee Benefits Solutions
Katia O. Walsh Chief Strategy and Artificial Intelligence Officer, Global Leadership Team Levi Strauss & Co. 115 Battery Street San Francisco, CA 94111	Director
Kevin F. Warren Commissioner Big Ten Conference 5440 Park Place Rosemont, IL 60018	Director
John A. Yaggy Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Vice President, Controller and Chief Accounting Officer
Warren J. Zaccaro Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Director, Executive Vice President and CFO
Kjirsten Zellmer Minnesota Life Insurance Company 400 Robert Street North St. Paul, MN 55101	Second Vice President – Business Operations Individual Solutions
Item 32. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account
Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:
Securian Holding Company (Delaware)
Wholly-owned subsidiaries of Securian Holding Company:

Securian Financial Group, Inc. (Delaware)
Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:
Minnesota Life Insurance Company
Securian Ventures, Inc.
Securian Asset Management, Inc.
Securian Financial Services, Inc.
Securian Casualty Company
Ochs, Inc.
Lowertown Capital, LLC (Delaware)
Securian Holding Company Canada, Inc. (British Columbia, Canada)
1880 Reinsurance Company (Vermont)
Wholly-owned subsidiaries of Minnesota Life Insurance Company:
Allied Solutions, LLC (Indiana)
Securian Life Insurance Company
Marketview Properties, LLC
Marketview Properties II, LLC
Marketview Properties III, LLC
Marketview Properties IV, LLC
Oakleaf Service Corporation
Securian AAM Holdings, LLC (Delaware)
Majority-owned subsidiaries of Allied Solutions, LLC (Indiana):
Allied Dispatch Solutions, LLC (Delaware)
Clauson Dealer Services, LLC (Delaware)
Majority-owned subsidiary of Securian AAM Holdings, LLC (Delaware):
Asset Allocation & Management Company, L.L.C. (Delaware)
Wholly-owned subsidiaries of Allied Dispatch Solutions, LLC (Delaware):
Dominion Automobile Association (2004) Limited (Ontario, Canada)
Auto Club of America, Corp. (Oklahoma)
Auto Help Line of America, Inc. (Oklahoma)
Wholly-owned subsidiary of Securian Holding Company Canada, Inc. (British Columbia, Canada):
Securian Canada, Inc. (British Columbia, Canada)
Wholly-owned subsidiaries of Securian Canada, Inc. (British Columbia, Canada):
Armour Group Inc. (Ontario, Canada)
Canadian Premier Life Insurance Company (Ontario, Canada)
Canadian Premier General Insurance Company (Ontario, Canada)
Valeyo Inc. (British Columbia, Canada)
2602432 Ontario Ltd. (Ontario, Canada)
Wholly-owned subsidiaries of Armour Group Inc. (Ontario, Canada):
Vehicle Armour Inc. (Ontario, Canada)
Integrated Warranty Services Inc. (Ontario, Canada)
Premium Services Group Inc. (Ontario, Canada)

Taldon Dealer Services, Inc. (Ontario, Canada)
VA Insurance Services Inc. (Ontario, Canada)
Wholly-owned subsidiary of 2602432 Ontario Ltd. (Ontario, Canada):
Loan Armour Insurance Solutions Inc. (Ontario, Canada)
Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:
Securian Funds Trust
Majority-owned subsidiaries of Securian Financial Group, Inc.:
Empyrean Holding Company, Inc. (Delaware)
Securian Trust Company, N.A.
Wholly-owned subsidiary of Empyrean Holding Company, Inc. (Delaware):
Empyrean Benefit Solutions, Inc. (Delaware)
Wholly-owned subsidiaries of Empyrean Benefit Solutions, Inc. (Delaware):
Empyrean Insurance Services, Inc. (Texas)
Spinnaker Holdings, LLC (Delaware)
Wholly-owned subsidiaries of Spinnaker Holdings, LLC (Delaware):
Bloom Health Insurance Agency, LLC (Delaware)
Bloom Health Services, LLC (Delaware)
Unless indicated otherwise parenthetically, each of the above entities is organized under Minnesota law.
Item 33. Indemnification
The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys’ fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.
Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.
Insofar as indemnification for liability arising under the Securities Act of 1933 (”the Act”) may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and the Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and the Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and the Minnesota Life Variable Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a)
Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
Variable Fund D
Variable Annuity Account
Minnesota Life Variable Life Account
Minnesota Life Individual Variable Universal Life Account
Minnesota Life Variable Universal Life Account
Securian Life Variable Universal Life Account
(b)
The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:
Name and Principal Business Address	Positions and Offices with Underwriter
Kimberly K. Carpenter Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Executive Vice President, Chief Compliance Officer, Anti-Money Laundering Compliance Officer and Chief Information Officer
George I. Connolly Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	President, Chief Executive Officer and Director
Theresa L. Crist Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Kristin M. Ferguson Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President, Chief Financial Officer, Treasurer and Financial Operations Principal
Greg A. Grotewold Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Jeffrey D. McGrath Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Vice President
Renee D. Montz Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director
Warren J. Zaccaro Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Director

Name and Principal Business Address	Positions and Offices with Underwriter
Kjirsten G. Zellmer Securian Financial Services, Inc. 400 Robert Street North St. Paul, MN 55101	Executive Vice President – Strategy and Business Operations, Principal Business Officer – Financial Operations Principal
(c)
All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Securian Financial Services, Inc.	$5,104,812	—	—	—
Item 35.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.
Item 36.  Management Services
None.
Item 37.  Fee Representation
Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-109853, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 27th day of April, 2023.
MINNESOTA LIFE VARIABLE LIFE ACCOUNT
(Registrant)
By: MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933 (and the Investment Company Act of 1940), the Depositor, Minnesota
Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Paul and the State of Minnesota, on the 27th day of April, 2023.
MINNESOTA LIFE INSURANCE COMPANY
(Depositor)
By /s/ Christopher M. Hilger

Christopher M. Hilger
Chairman of the Board,
President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the dates indicated.
Signature	Title	Date
/s/ Christopher M. Hilger Christopher M. Hilger	Chairman of the Board, President and Chief Executive Officer	April 27, 2023
* Mary K. Brainerd	Director	April 27, 2023
* Robert J. Ehren	Director	April 27, 2023
* Benjamin G.S. Fowke III	Director	April 27, 2023
* Sara H. Gavin	Director	April 27, 2023
* Eric B. Goodman	Director	April 27, 2023
* Renee D. Montz	Director	April 27, 2023

Signature	Title	Date
* Trudy A. Rautio	Director	April 27, 2023
* Katia O. Walsh	Director	April 27, 2023
* Kevin F. Warren	Director	April 27, 2023
* Warren J. Zaccaro	Director	April 27, 2023
/s/ Warren J. Zaccaro Warren J. Zaccaro	Executive Vice President and Chief Financial Officer (chief financial officer)	April 27, 2023
/s/ John A. Yaggy John A. Yaggy	Vice President and Controller (chief accounting officer)	April 27, 2023
/s/ Ted J. Nistler Ted J. Nistler	Second Vice President and Treasurer (treasurer)	April 27, 2023
/s/ Renee D. Montz Renee D. Montz	Director, Attorney-in-Fact, Senior Vice President, General Counsel and Secretary	April 27, 2023
* Pursuant to power of attorney dated February 15, 2023, a copy of which is filed herewith.

EXHIBIT INDEX
Exhibit Number	Description of Exhibit
30 (a)
Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated
October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account’s Form
N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

30 (b)	Not Applicable.
30 (c) (1)
The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and
Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant’s
Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

30 (c) (2)
Agent and General Agent Sales Agreements, previously filed as Exhibit 27(c)(3) to Minnesota Life
Variable Life Account’s Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on
April 23, 2004, is hereby incorporated by reference.

30 (d) (1)
Variable Adjustable Life Insurance Policy, 03-640, previously filed as Exhibit 27(d)(1) to Registrant’s
Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (2)
Family Term Agreement-Children, form 02-904, previously filed as exhibit 27(d)(2) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (3)
Exchange of Insureds Agreement, form 02-914, previously filed as exhibit 27(d)(3) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (4)
Inflation Agreement, form 02-916, previously filed as exhibit 27(d)(4) to Registrant’s Form N-6, File
Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (5)
Waiver of Premium Agreement, form 02-917, previously filed as exhibit 27(d)(5) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (6)
Business Continuation Agreement, form 02-929, previously filed as exhibit 27(d)(6) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (7)
Accelerated Benefit Agreement, form 02-931, previously filed as exhibit 27(d)(7) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (8)
Face Amount Increase Agreement, form 02-915, previously filed as exhibit 27(d)(8) to Registrant’s Form
N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (d) (9)
Enhanced Guarantee Agreement, form 04-906, previously filed as exhibit 27(d)(9) to Registrant’s Form
N-6, File Number 333-109853, Post-Effective Amendment Number 2, on February 28, 2005, is hereby incorporated by reference.

30 (d) (10)
Enhanced Guarantee Choice Agreement, form 04-908, previously filed as Exhibit 26(d)(10) to
Registrant’s Form N-6, File Number 33-109853, Post-Effective Amendment Number 4, on April 21,
2006, is hereby incorporated by reference.

30 (e) (1)
Application Part 1 - New Issue, form ICC16-59410 1-2016, previously filed on April 25, 2017 as exhibit
26(e)(1) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number
333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (e) (2)
Application Part 3 - New Issue - Agreement and Authorization, form ICC16-59536 12-2015, previously filed on April 25, 2017 as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life
Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

30 (e) (3)
Policy Change Application Part 3 (Underwriting) - Agreements and Authorizations, form ICC17-59534
4-2017, previously filed on April 26, 2018 as exhibit 26(e)(3) to Minnesota Life Individual Variable
Universal Life Account’s Form N-6, File Number 333-183590, Post-Effective Amendment Number 12,
is hereby incorporated by reference.

30 (e) (4)
Policy Change Application - No Underwriting Required, form ICC16-59537 6-2016, previously filed on
April 25, 2017 as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account’s Form
N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

30 (e) (5)
Policy Change Application Part 1 - Underwriting Required, form ICC16-59538 1-2016, previously filed on April 25, 2017 as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account’s
Form N-6, File Number 333-183590, Post-Effective Amendment Number 11, is hereby incorporated by reference.

30 (e) (6)
Application Part 2, form F59572 Rev 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(6)
to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590,
Post-Effective Amendment Number 6, is hereby incorporated by reference.

30 (e) (7)
Application Part 2, form F59573 1-2014, previously filed on February 27, 2015 as exhibit 26(e)(7) to
Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number 333-183590,
Post-Effective Amendment Number 6, is hereby incorporated by reference.

30 (e) (8)
Application Part 2, form ICC 12-59573-T 1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life
Variable Life Account’s to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File
Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

30 (e) (9)	Variable Adjustable Life Allocation Options, Form F72225 Rev 5-2023.
30 (e) (10)
Application 1A, New Issue (eApp), form ICC16-72540 7-2016, previously filed on April 25, 2017 as
Exhibit 26(e)(8) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number
333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

30 (e) (11)
Application 1B, New Issue (eApp), form ICC16-72541 7-2016, previously filed on April 25, 2017 as
Exhibit 26(e)(9) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File Number
333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

30 (e) (12)
Proposed Insured Juvenile Information for Ages 0-17, form ICC16-84732 7-2016, previously filed on
April 25, 2017 as Exhibit 26(e)(10) to Minnesota Life Individual Variable Universal Life Account’s
Form N-6, File Number 333-144604, Post-Effective Amendment Number 28, is hereby incorporated by reference.

30 (e) (13)	Variable Adjustable Life Telephone Transaction Request form F44136 Rev 5-2023.
30 (f) (1)
Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit 27(f)(1) to Registrant’s
Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

30 (f) (2)
Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account’s
Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (g) (1)
Reinsurance Agreement dated January 1, 1994, between Minnesota Mutual Life Insurance Company and
Business Men’s Assurance, as amended by that certain Amendment no. 1 dated September 7, 1994, that certain Amendment no. 2 dated September 7, 1994, and that certain Novation Agreement dated
March 14, 2003.

30 (g) (2)
Reinsurance Agreement dated May 1, 2000, between Minnesota Life Insurance Company and Swiss Re
Life and Health America Inc., as amended by those certain amendments dated May 1, 2000, July 1,
2000, January 22, 2002, April 1, 2002, and October 1, 2006.

30 (g) (3)
Risk Premium Reinsurance Agreement dated July 1, 2000, between Minnesota Life Insurance Company and Swiss Re Life and Health America Inc., as amended by those certain amendments dated July 1,
2000, October 1, 2006, and October 1, 2014.

30 (g) (4)
Risk Premium Reinsurance Agreement dated January 19, 2002, between Minnesota Life Insurance
Company and Swiss Re Life and Health America Inc., as amended by those certain amendments dated
October 1, 2006, January 1, 2007, and October 1, 2014.

30 (g) (5)
Risk Premium Reinsurance Agreement dated May 16, 2005, between Minnesota Life Insurance
Company and Swiss Re Life and Health America Inc., as amended by those certain amendments dated
October 1, 2006, January 1, 2007, February 16, 2007, and October 1, 2014.

30 (g) (6)
Risk Premium Reinsurance Agreement dated February 16, 2007, between Minnesota Life Insurance
Company and Swiss Re Life and Health America Inc., as amended by those certain amendments dated
January 1, 2008, November 1, 2008, February 1, 2009, August 1, 2009, February 1, 2010, November 1,
2010, February 1, 2011, November 1, 2011, January 1, 2013, and October 1, 2014.

30 (g) (7)
Reinsurance Agreement dated November 1, 2011, between Minnesota Life Insurance Company and
Swiss Re Life and Health America Inc., as amended by those certain amendments dated February 1,
2012, February 1, 2013, November 1, 2013, May 1, 2013, and September 1, 2014.

30 (g) (8)	Coinsurance and Modified Coinsurance Agreement dated April 1, 2022.
30 (h) (1) (i)
Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and
Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27,
2012, is hereby incorporated by reference.

30 (h) (1) (ii)
Shareholder Information Agreement between Securian Funds Trust and Minnesota Life Insurance
Company previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account’s Form N-6,
File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

30 (h) (2) (i)
Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life
Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life
Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27,
2003, is hereby incorporated by reference.

30 (h) (2) (ii)
Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(ii) to
Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective
Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

30 (h) (2) (iii)
Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and
Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable
Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on
February 27, 2003, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (2) (iv)
Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series,
Janus Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(iv)
to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective
Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

30 (h) (2) (v)
Amendment Dated March 1, 2004 to Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v)
to Minnesota Life Variable Universal Life Account’s Form N-6, File Number 33-85496, Post-Effective
Amendment Number 14, is hereby incorporated by reference.

30 (h) (2) (vi)
Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (2) (vii)
Amendment Number Two to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit
24(c)(d)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

30 (h) (2) (viii)
Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus
Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company,
filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant’s Form N-6, File Number 33-85496,
Post-Effective Amendment Number 17, is hereby incorporated by reference.

30 (h) (2) (ix)
Amendment Number Seven to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account’s Form N-4, File Number 333-136242,
Post-Effective Amendment Number 3, is hereby incorporated by reference.

30 (h) (2) (x)
Amendment Number Eight to the Fund Participation Agreement between Janus Aspen Series, Janus
Distributors LLC and Minnesota Life Insurance Company, previously filed on April 27, 2015 as Exhibit
26(h)(2)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 36, is hereby incorporated by reference.

30 (h) (3) (i)
Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity
Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit
26(h)(3) to Registrant’s Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is
hereby incorporated by reference.

30 (h) (3) (ii)
First Amendment to Amended and Restated Participation Agreement among Minnesota Life Insurance
Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV,
previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable
Universal Life Account’s Form N-6, File Number 333-144604, Pre-Effective Amendment Number 1, is
hereby incorporated by reference.

30 (h) (3) (iii)
Amendment to Participation Agreement among Minnesota Life Insurance Company, Variable Insurance
Product Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III,
Variable Insurance Products Fund IV, and Variable Insurance Products Fund V and Fidelity Distributors
Company LLC dated May 1, 2023.

30 (h) (4) (i)
Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian
Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Accounts Form N-4, File
Number 811-4294, Post-Effectiive Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (5) (i)
Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003,
is hereby incorporated by reference.

30 (h) (5) (ii)
Amendment No. 1 to the Participation Agreement among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
24(c)(8)(x)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (5) (iii)
Amendment No. 2 to the Participation Agreement among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
24(c)(8)(x)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (5) (iv)
Amendment No. 3 to the Participation Agreement among Oppenheimer Variable Accounts Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(7)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

30 (h) (5) (v)
Amendment No. 4 to Participation Agreement among Oppenheimer Variable Accounts Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (5) (vi)
Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds,
Oppenheimer Funds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

30 (h) (5) (vi) (i)
Amendment No. 6 to Participation Agreement among Oppenheimer Variable Accounts Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as
Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242,
Post-Effective Amendment Number 3, is hereby incorporated by reference.

30 (h) (5) (vii)
Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among
OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30 (h) (5) (viii)
Amendment No. 7 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (5) (ix)
Amendment No. 8 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 35, is hereby incorporated by reference.

30 (h) (5) (x)
Amendment No. 9 to Participation Agreement by and among Oppenheimer Variable Account Funds,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on April 25, 2014 as exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 35, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (6) (i)
Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota
Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (6) (ii)
Amendment No. 1 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
24(c)(8)(y)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (6) (iii)
Amendment No. 2 to the Participation Agreement among Panorama Series Fund, Inc.,
OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
24(c)(8)(y)(ii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (6) (iv)
Amendment No. 3 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on
April 26, 2005, is hereby incorporated by reference.

30 (h) (6) (v)
Amendment No. 4 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on
April 21, 2006, is hereby incorporated by reference.

30 (h) (6) (vi)
Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., Oppenheimer Funds,
Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2,
is hereby incorporated by reference.

30 (h) (6) (vii)
Amendment No. 6 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds,
Inc. and Minnesota Life Insurance Company dated December 12, 2012, previously filed as Exhibit
26(h)(6)(vii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

30 (h) (7) (i)
Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota
Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form
N-4, File Number 333-91784, Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (7) (ii)
Schedule A as amended May 1, 2003 to the Participation Agreement among Putnam Variable Trust,
Putnam Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit
24(c)(8)(z)(i) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

30 (h) (7) (iii)
Amendment No. 1 to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit
24(c)(m)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

30 (h) (7) (iv)
Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited
Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)(8)(x) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

30 (h) (7) (v)
Amendment No. 2 to the Participation Agreement among Putnam Variable Trust, Putnam Retail
Management, L.P. and Minnesota Life Insurance Company, previously filed on December 15, 2008 as
Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Number 17, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (7) (vi)
Third Amendment to Supplement to Participation Agreement among Putnam Variable Trust, Putnam
Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on
April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (7) (vii)
Fourth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail
Management Limited Partnership and Minnesota Life Insurance Company, previously filed on April 27,
2015 as exhibit 24(b)8(h)(v) to Variable Annuity Account’s Form N-4, File Number 333-182763,
Post-Effective Amendment Numbers 10 and 246, is hereby incorporated by reference.

30 (h) (7) (viii)
Fifth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management
Limited Partnership and Minnesota Life Insurance Company, previously filed on August 15, 2019 as
Exhibit 24(b)8(i)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement is hereby incorporated by reference.

30 (h) (7) (ix)	Sixth Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company dated May 1, 2023.
30 (h) (8) (i)
Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(i) to Registrant’s Form N-6,
File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

30 (h) (8) (ii)
Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance
Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit
27(h)(10)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
on April 30, 2003, is hereby incorporated by reference.

30 (h) (8) (iii)
Amendment No. 1 to the Participation Agreement dated March 4, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

30 (h) (8) (iv)
Amendment No. 2 to the Participation Agreement dated March 2, 2002, by and among AIM Variable
Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (8) (v)
Amendment No. 3 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit
24(c)(n)(iv) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

30 (h) (8) (vi)
Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment
Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit
24(c)(8)(s) to Variable Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

30 (h) (8) (vii)
Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM
Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective
April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account’s
Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (8) (viii)
Administrative Services Agreement between Invesco Advisers, Inc. and Minnesota Life Insurance
Company dated October 1, 2016, previously filed on November 8, 2016 as Exhibit 24(8)(i)(1) to
Variable Annuity Account’s Form N-4, File Number 333-212515, Pre-Effective Amendment Number 1,
is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (9) (i)
Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life
Insurance Company, previously filed as Exhibit 27(h)(11) to Registrant’s Form N-6, File Number
333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

30 (h) (9) (ii)
Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
2006, is hereby incorporated by reference.

30 (h) (9) (iii)
Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable
Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30 (h) (9) (iv)
Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit
24(c)(8)(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 3, is hereby incorporated by reference.

30 (h) (9) (v)
Amendment No. 3 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(v) to
Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

30 (h) (9) (vi)
Amendment No. 4 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on April 27, 2015 as Exhibit 26(h)(9)(vi)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 36, is hereby incorporated by reference.

30 (h) (10) (i)	Not applicable.
30 (h) (10) (ii)	Not applicable.
30 (h) (11) (i)
Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(i) to
Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30,
2003, is hereby incorporated by reference.

30 (h) (11) (ii)
Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
27(h)(13)(ii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
on April 30, 2003, is hereby incorporated by reference.

30 (h) (11) (iii)
Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
27(h)(13)(iii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment Number 4,
on April 30, 2003, is hereby incorporated by reference.

30 (h) (11) (iv)
Amendment No. 3 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (11) (v)
Amendment No. 4 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(13)(v) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (11) (vi)
Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust,
Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as
Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395,
Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (11) (vii)
Amendment No. 5 to Participation Agreement among MFS Variable Insurance Trust, Massachusetts
Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective
Amendment Number 2, is hereby incorporated by reference.

30 (h) (11) (viii)
Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota
Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable
Annuity Account’s Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30 (h) (11) (ix)
Fee letter dated September 1, 2010 referencing the Participation Agreement by and among the MFS
Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company
previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (11) (x)
Amendment No. 6 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(1)(viii) to Variable Annuity Account’s Form N-4,
File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (11) (xi)
Amendment No. 7 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as exhibit 26(h)(6)(xi) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30 (h) (11) (xii)
Amendment No. 8 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on April 27,
2015 as exhibit 26(h)(6)(xii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6,
File Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30 (h) (11) (xiii)
Amendment No. 9 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
November 8, 2017 as exhibit 24(b)(8)(k)(xii) to Variable Annuity Account’s Form N-4, File Number
333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

30 (h) (11) (xiv)
Amendment No. 10 to Participation Agreement by and among MFS Variable Insurance Trust, Minnesota
Life Insurance Company, and Massachusetts Financial Services Company, previously filed on
November 8, 2017 as exhibit 24(b)(8)(k)(xiii) to Variable Annuity Account’s Form N-4, File Number
333-212515, Post-Effective Amendment Numbers 4 and 294, is hereby incorporated by reference.

30 (h) (12) (i)
Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 27(h)(14)(i) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment
Number 4, on April 30, 2003, is hereby incorporated by reference.

30 (h) (12) (ii)
Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable
Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company,
previously filed as Exhibit 27(h)(14)(ii) to Registrant’s Form N-6, File Number 333-96383,
Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (12) (iii)
Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as
Exhibit 27(h)(14)(iii) to Registrant’s Form N-6, File Number 333-96383, Post-Effective Amendment
Number 4, on April 30, 2003, is hereby incorporated by reference.

30 (h) (12) (iv)
Amendment No. 3 to Participation Agreement by and among Franklin Templeton Variable Insurance
Products Trust, Franklin Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian
Financial Services, Inc, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005,
is hereby incorporated by reference.

30 (h) (12) (v)
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial
Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account’s Form
N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (12) (vi)
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on
December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account’s Form N-4, File Number
333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

30 (h) (12) (vii)
Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance
Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account’s
Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30 (h) (12) (viii)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on
October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

30 (h) (12) (ix)
Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products
Trust, Franklin/Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial
Services, Inc. effective August 16, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)(vii) to
Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26
and 171, is hereby incorporated by reference.

30 (h) (12) (x)
Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc. previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post- Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

30 (h) (12) (xi)
Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian
Financial Services, Inc. previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life
Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012,
is hereby incorporated by reference.

30 (h) (12) (xii)
Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (12) (xiii)
Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and
Securian Financial Services, Inc, previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34 on April 24,
2013, is hereby incorporated by reference.

30 (h) (13) (i)
Participation Agreement as of September 29, 2003 between Minnesota Life Insurance Company and
Waddell & Reed, Inc. previously filed as Exhibit 27(h)(15) to Minnesota Life Variable Life Account’s
Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is
hereby incorporated by reference.

30 (h) (13) (ii)
Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment
Number 13, on April 21, 2006, is hereby incorporated by reference.

30 (h) (13) (iii)
Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and
Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant’s Form
N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

30 (h) (13) (iv)
Second Amendment to the Target Funds Participation Agreement among Minnesota Life Insurance
Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(n)(ii)
to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number
6, on February 27, 2009, is hereby incorporated by reference.

30 (h) (13) (v)
Third Amendment to Target Funds Participation Agreement among Waddell & Reed, Inc., Ivy Funds
Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25,
2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (13) (vi)
Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes
Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell
& Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed on April 25, 2014 as exhibit
26(h)(13)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 35, is hereby incorporated by reference.

30 (h) (14) (i)
Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21,
2006, is hereby incorporated by reference.

30 (h) (14) (ii)
Amendment No. 2 to Shareholder Services Agreement between Minnesota Life Insurance Company and
American Century Investment Services, Inc., previously filed on October 4, 2007 as Exhibit
24(c)(8)(k)(ii) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 3, is hereby incorporated by reference.

30 (h) (15) (i)
Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van
Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29,
2003 as Exhibit 24(c)(z) to Variable Annuity Account’s Form N-4, File Number 333-91784,
Post-Effective Amendment Number 2, is hereby incorporated by reference.

30 (h) (15) (ii)
Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and
Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable
Annuity Account’s Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (15) (iii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company, Van
Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management
previously filed on April 27, 2010 as exhibit 26(n)(15)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

30 (h) (16) (i)
Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc.,
Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on
September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account’s Form N-4, File Number
333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

30 (h) (17) (i)
Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., Morgan
Stanley Investment Management Inc., and Minnesota Life Insurance Company, previously filed on
October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

30 (h) (17) (ii)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable
Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

30 (h) (17) (iii)
Second Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(ii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

30 (h) (17) (iv)
Third Amendment to Participation Agreement among Minnesota Life Insurance Company, The Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management Inc., previously filed on April 27, 2015 as exhibit 24(b)8(y)(iii) to Variable Annuity
Account’s Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 10 and 246, is
hereby incorporated by reference.

30 (h) (17) (v)
Fourth Amendment to Participation Agreement among Minnesota Life Insurance Company, The
Universal Institutional Funds, Inc., Morgan Stanley Distributors, Inc. and Morgan Stanley Investment
Management, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(y)(iv) to Variable Annuity
Account's Form N-4, File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.

30 (h) (17) (vi)
Fifth Amendment to Participation Agreement among Minnesota Life Insurance Company, the Universal
Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment
Management, Inc. dated May 1, 2023.

30 (h) (18) (i)
Fund Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc., previously filed on October 4, 2007 as
Exhibit 24(c)(8)(z) to Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective
Amendment Number 3, is hereby incorporated by reference.

30 (h) (18) (ii)
Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors, Inc. filed on
February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account’s Form N-4, File Number
333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (18) (iii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc.,
previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

30 (h) (18) (iv)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
previously filed on April 25, 2014 as exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

30 (h) (18) (v)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
previously filed on April 25, 2014 as exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

30 (h) (18) (vi)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company,
Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc,
previously filed on April 25, 2014 as exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Number 35, is hereby incorporated by reference.

30 (h) (18) (vii)
Amendment Number Six among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(x)(vi) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement is hereby incorporated by reference.

30 (h) (18) (viii)
Amendment Number Seven among Minnesota Life Insurance Company, Financial Investors Variable
Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed on August 15, 2019 as Exhibit 24(b)8(x)(vii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial
Registration Statement is hereby incorporated by reference.

30 (h) (18) (ix)
Amendment Number Eight among Minnesota Life Insurance Company, ALPS Variable Investment Trust,
ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on February 23, 2021 as Exhibit
30(h)(2)(x) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number
333-183590, Post-Effective Amendment Numbers 16 and 89, is hereby incorporated by reference.

30 (h) (18) (x)
Amendment Number Nine to Participation Agreement among Minnesota Life Insurance Company, ALPS
Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. dated
May 1, 2023.

30 (h) (19) (i)
Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger
Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account’s Form N-4, File Number 333-136242,
Post-Effective Amendment Number 8, is hereby incorporated by reference.

30 (h) (19) (ii)
Amendment No. 1 to Participation Agreement among Minnesota Life Insurance Company, Neuberger
Berman Advisers Management Trust and Neuberger Berman Investment Advisers LLC, previously filed on August 15, 2019 as Exhibit 24(b)8(z)(i) to Variable Annuity Account's Form N-4, File Number
333-233295, Initial Registration Statement is hereby incorporated by reference.

30 (h) (20) (i)	Not Applicable.
30 (h) (21) (i)
Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to
Variable Annuity Account’s Form N-4, File Number 333-136242, Post-Effective Amendment Number 3,
is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (21) (ii)
Amendment Number One to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc.,
previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Numbers 30, is hereby incorporated by reference.

30 (h) (21) (iii)
Amendment Number Two to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account’s Form N-6, File
Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

30 (h) (21) (iv)
Amendment Number Three to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)8(kk)(iii) to Variable Annuity Account's Form N-4,
File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.

30 (h) (21) (v)
Amendment Number Four to Participation Agreement among Minnesota Life Insurance Company,
Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc.,
previously filed on August 15, 2019 as Exhibit 24(b)8(kk)(iv) to Variable Annuity Account's Form N-4,
File Number 333-233295, Initial Registration Statement is hereby incorporated by reference.

30 (h) (21) (vi)
Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company.
Securian Financial Services, Inc.,  AllianceBernstein L.P., and AllianceBernstein Investments,
Inc dated May 1, 2023.

30 (h) (22) (i)
Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust
and Allianz Global Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff)
to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
26 and 171, is hereby incorporated by reference.

30 (h) (22) (ii)
Selling Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between Allianz Global
Investors Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective
Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (22) (iii)
PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable Insurance Trust between
Pacific Investment Management Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (22) (iv)
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO
Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC
and Minnesota Life Insurance Company previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on
April 27, 2012, is hereby incorporated by reference.

30 (h) (22) (v)
Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable
Insurance Trust, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(v) to Minnesota
Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34,
on April 24, 2013, is hereby incorporated by reference.

30 (h) (22) (vi)
Amendment to Selling Agreement between Minnesota Life Insurance Company, and PIMCO
Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account’s
Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (22) (vii)
Amendment No. 1 to PIMCO Services Agreement for Advisor Class Shares of PIMCO Variable
Insurance Trust Effective May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

30 (h) (22) (viii)
Second Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Insurance Trust, and Minnesota Life Insurance Company, previously filed on April 27, 2015 as exhibit 26(h)(8)(viii) to Minnesota Life Individual Variable Universal Life Account’s Form N-6, File
Number 333-183590, Post-Effective Amendment Number 7, is hereby incorporated by reference.

30 (h) (22) (ix)
Third Amendment to the Participation Agreement by and among PIMCO Investments LLC, PIMCO
Variable Trust and Minnesota Life Insurance Company, previously filed on August 15, 2019 as Exhibit
24(b)8(aa)(iii) to Variable Annuity Account's Form N-4, File Number 333-233295, Initial Registration
Statement is hereby incorporated by reference.

30 (h) (23) (i)
Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs &
Co., and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(gg)
to Variable Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers
26 and 171, is hereby incorporated by reference.

30 (h) (23) (ii)
Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and Minnesota
Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
hereby incorporated by reference.

30 (h) (23) (iii)
Services Agreement between Goldman, Sachs & Co. and Minnesota Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (23) (iv)
Amendment to Participation Agreement between Goldman Sachs Variable Insurance Trust and Minnesota
Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account’s Form N-4,
File Number 811-4294, Post-Effective Number 193, on July 20, 2012, is hereby incorporated by reference.

30 (h) (23) (v)
Second Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(v)
to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment
Number 34, on April 24, 2013, is hereby incorporated by reference.

30 (h) (23) (vi)
Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman, Sachs & Co., and Minnesota Life Insurance Company, previously filed as Exhibit
26(h)(23)(vi) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective
Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

30 (h) (23) (vii)
Amendment to Administrative Services Agreement Between Goldman Sachs Asset Management, L.P.
and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vii) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 34, on
April 24, 2013, is hereby incorporated by reference.

30 (h) (23) (viii)
Fourth Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust,
Goldman Sachs & Co. LLC, and Minnesota Life Insurance Company dated November 1, 2021, previously filed on December 15, 2021 as exhibit 26(h)(3)(viii) to Minnesota Life Individual Variable
Universal Life Account's Form N-6, File Number 333-148646, Post-Effective Amendment Number 28,
is hereby incorporated by reference.

Exhibit Number	Description of Exhibit
30 (h) (24) (i)
Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds
Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and
American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable
Annuity Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171,
is hereby incorporated by reference.

30 (h) (24) (ii)
Business Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company previously filed on
April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

30 (h) (24) (iii)
American Funds Rule 22c-2 Agreement among American Funds Service Company and Minnesota Life
Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity
Account’s Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is
hereby incorporated by reference.

30 (h) (24) (iv)
Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance
Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and
Management Company, and American Funds Insurance Series, previously filed on April 25, 2014 as exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account’s Form N-6, File Number 33-3233,
Post-Effective Amendment Number 35, is hereby incorporated by reference.

30 (h) (24) (v)
Second Amendment to the Business Agreement by and among Minnesota Life Insurance Company,
Securian Financial Services, Inc., American Funds Distributors, Inc., and Capital Research and
Management Company, previously filed on April 27, 2015 as Exhibit 26(h)(24)(v) to Minnesota Life
Variable Life Account’s Form N-6, File Number 33-3233, Post-Effective Amendment Number 36, is
hereby incorporated by reference.

30 (i) (1) (i)
Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and
Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity Account’s Form N-4, File
Number 333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

30 (i) (1) (ii)
First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and
State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the
Securian Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective
Amendment Number 1, is hereby incorporated by reference.

30 (i) (2)(i)
Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust
Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account’s Form N-4, File Number
333-91784, Post-Effective Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

30 (i) (2) (ii)
First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street
Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian
Life Variable Universal Life Account’s Form N-6, File Number 333-132009, Pre-Effective Amendment
Number 1, is hereby incorporated by reference.

30 (j)	Not Applicable.
30 (k)	Opinion and Consent of Thomas P. Trier, Esq.
30 (l)	Not Applicable.
30 (m)	Not Applicable.
30 (n)	Consent of KPMG LLP.
30 (o)	Not Applicable.

Exhibit Number	Description of Exhibit
30 (p)	Not Applicable.
30 (q)	Redeemability exemption.
30 (r)	Not Applicable.
30 (s)	Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.